                                                               File No. 33-62284
                                                                        811-1979

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                / X /
      Pre-Effective Amendment No.                                      /   /

   Post-Effective Amendment No.  11                                    / X /



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        / X /
      Amendment No.                                                    /   /
                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT B

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Cincinnati, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                   Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 405 West
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.


It is proposed that this filing will become effective (check appropriate space):
              immediately upon filing pursuant to paragraph (b)
      ---


       X      on May 1, 1998 pursuant to paragraph (b)
      ---


              60 days after filing pursuant to paragraph (a)(i)
      ---


              on (date) pursuant to paragraph (a)(i) of Rule 485.
      ---


If appropriate, check the following box:

      --- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        OHIO NATIONAL VARIABLE ACCOUNT B

N-4 Item               Caption in Prospectus
--------               ---------------------
   1                   Cover Page

   2                   Glossary of Special Terms

   3                   Not applicable

   4                   Not applicable

   5                   The Ohio National Companies

   6                   Deductions and Expenses

   7                   Description of Variable Annuity Contracts

   8                   Annuity Period

   9                   Death Benefit

   10                  Accumulation Period

   11                  Surrender and Partial Withdrawal

   12                  Federal Tax Status

   13                  Not applicable

   14                  Table of Contents

                       Caption in Statement of Additional
                       Information

   15                  Cover Page

   16                  Table of Contents

   17                  Not applicable

   18                  Custodian
                       Independent Certified Public Accountants

   19                  See Prospectus (Distribution of Variable Annuity Contracts)

   20                  Underwriter

   21                  Calculation of Money Market Subaccount Yield
                       Total Return

   22                  See Prospectus (Annuity Period)

   23                  Financial Statements

                       Caption in Part C
                       -----------------

   24                  Financial Statements and Exhibits

   25                  Directors and Officers of the Depositor

   26                  Persons Controlled by or Under Common Control with the
                       Depositor or Registrant

   27                  Number of Contractowners

   28                  Indemnification

   29                  Principal Underwriter

   30                  Location of Accounts and Records

   31                  Not applicable


   32                  Undertakings and Representations

                                     PART A


                                   PROSPECTUS

                                   PROSPECTUS

                             SINGLE PURCHASE PAYMENT

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                     OHIO NATIONAL VARIABLE ACCOUNTS A AND B

                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                ONE FINANCIAL WAY

                             CINCINNATI, OHIO 45242

                            TELEPHONE (513) 794-6452

This prospectus offers multiple funded, single purchase payment, individual variable annuity contracts that provide for the accumulation of values and the payment of annuity benefits on a variable and/or fixed basis. Unless specifically stated otherwise, only provisions relating to the variable portion of the contracts are described in this prospectus. The fixed portion ("Guaranteed Account") is briefly described in an appendix to the Statement of Additional Information.


Variable annuities are designed to provide lifetime annuity payments which will vary with the investment results of the investment vehicle chosen. The accumulation value of a contract will vary with the investment performance of Ohio National Fund, Inc. (the "Fund") prior to the annuity payout date, and the amount of each annuity payment will vary with the Fund's investment performance subsequent to the commencement of annuity payments. There can be no assurance that the value of a contract during the years prior to the annuity payout date or the aggregate amount of annuity payments received after such date will equal or exceed the purchase payments made therefor.


The variable annuity contracts offered by this prospectus are designed for (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (the "Code"), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code, (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,
(3) individual retirement annuities qualifying for tax-deferred treatment under
Section 408 or 408A of the Code, (4) state and municipal deferred compensation plans and (5) non-tax-qualified plans.

The minimum purchase payment is $10,000. Generally, the maximum purchase payment is $1,000,000.

The net purchase payment (after the deduction of any applicable state premium tax) is allocated to one or more (but not more than 10 variable) subaccounts of Ohio National Variable Account A ("VAA") for tax qualified contracts or Ohio National Variable Account B ("VAB") for non-tax-qualified contracts in such portion as the contract owner may choose. VAA and VAB are separate accounts established by The Ohio National Life Insurance Company ("Ohio National Life"). The assets of VAA and VAB are invested in shares of the Fund, a mutual fund having 13 portfolios in which the contracts' assets may be invested: Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio, International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio and Social Awareness Portfolio. (See the accompanying prospectus of the Fund which also contains information about other portfolios that are not available for the contracts offered herein.)

All or part of the contract's accumulation value may be withdrawn before the annuity payout date. Amounts withdrawn may be subject to federal income tax penalties, and a contingent deferred sales charge may be assessed up to 6% of the amount withdrawn. Exercise of contract rights may be subject to the terms of any qualified employee trust or annuity plan under which a contract is purchased. This prospectus contains no information concerning such trusts or plans. The contracts offered hereby may be revoked by the purchaser without penalty within 20 days of their delivery.

THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE. IT SETS FORTH THE INFORMATION ABOUT VAA, VAB AND THE VARIABLE ANNUITY CONTRACTS OFFERED BY THIS PROSPECTUS THAT YOU SHOULD KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT VAA AND VAB HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN STATEMENTS OF ADDITIONAL INFORMATION DATED MAY 1, 1998. THE STATEMENTS OF ADDITIONAL INFORMATION FOR EACH OF VAA AND VAB ARE INCORPORATED HEREIN BY REFERENCE AND ARE AVAILABLE UPON REQUEST AND WITHOUT CHARGE BY WRITING OR CALLING OHIO NATIONAL LIFE AT THE ABOVE ADDRESS. THE TABLE OF CONTENTS FOR THE STATEMENTS OF ADDITIONAL INFORMATION IS ON PAGE 2.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THIS PROSPECTUS SHOULD BE ACCOMPANIED BY THE CURRENT PROSPECTUS OF OHIO NATIONAL FUND, INC.

                                   MAY 1, 1998

                                TABLE OF CONTENTS


Fee Table .................................................................    3

   Accumulation Unit Values ...............................................    5
   Financial Statements ...................................................    6

The Ohio National Companies ...............................................    6
   Ohio National Life .....................................................    6
   Ohio National Variable Accounts A and B ................................    6
   Ohio National Fund, Inc. ...............................................    6
Distribution of Variable Annuity Contracts ................................    7
Deductions and Expenses ...................................................    8
   Contingent Deferred Sales Charge .......................................    8

   Deduction for Administrative Expenses ..................................    8
   Deduction for Risk Undertakings ........................................    8

   Transfer Fee ...........................................................    9

   Deduction for State Premium Tax ........................................    9

   Fund Expenses ..........................................................    9
Description of Variable Annuity Contracts .................................    9
   20-Day Free Look .......................................................    9
   Accumulation Period ....................................................    9
   Annuity Period .........................................................   12
   Other Contract Provisions ..............................................   14
   Performance Data .......................................................   15
Federal Tax Status.........................................................   15
IRA Disclosure Statement...................................................   19

                       STATEMENT OF ADDITIONAL INFORMATION

Custodian
Independent Certified Public Accountants
Underwriter
Calculation of Money Market Subaccount Yield
Transfer Limitations
Total Return

The Year 2000 Issue

Appendix: Loans under Tax-Sheltered Annuities(VAA only)
Guaranteed Account
Financial Statements for Ohio National Life and VAA or VAB


                            GLOSSARY OF SPECIAL TERMS

ACCUMULATION PERIOD - The period prior to the annuity payout date and during the lifetime of the annuitant.

ACCUMULATION UNIT - A unit of measure used to determine the value of contracts during the accumulation period.

ACCUMULATION VALUE _ The cash value of an annuity contract before the annuity payout date.

ANNUITANT - Any natural person who is to receive or is receiving annuity payments and upon whose continuation of life annuity payments with life contingencies depend.

ANNUITY PAYOUT DATE - The date on which annuity payments are to begin.

ANNUITY PAYMENTS - Periodic payments made to an annuitant pursuant to an annuity contract.

ANNUITY UNIT - A unit of measure used to determine the second and subsequent variable annuity payments and reflecting the investment performance of the Fund.

FUND SHARES - Shares of Ohio National Fund, Inc., or shares of another registered open-end investment company substituted therefor.

OWNER - During the lifetime of the designated annuitant and prior to the specified annuity payout date, the owner is the person in whose name the contract is registered. On and after the annuity payout date the annuitant becomes the owner. After the death of the annuitant, the beneficiary becomes the owner.

PURCHASE PAYMENT - The amount of payment made by, or on behalf of, the owner under the annuity contract.

SETTLEMENT - The application of the accumulation value of an annuity contract under the settlement provisions contained therein.

SUBACCOUNT - Subdivisions of VAA or VAB, each of which invest exclusively in shares of a designated portfolio of the Fund


VALUATION PERIOD - The period of time from one determination of accumulation unit and annuity unit values to their next determination. Such determination is made at the same time that the net asset value of Fund Shares is determined. See the accompanying Fund prospectus.


1940 ACT - The Investment Company Act of 1940, as amended, or any similar successor federal legislation.

                                    FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES         CONTRACT YEAR
Deferred Sales Load (as a percentage of    OF SURRENDER          PERCENTAGE
    amount withdrawn or surrendered)       OR WITHDRAWAL           CHARGED
                                           -------------         ---------
                                                 1                   6%
                                                 2                   5%
                                                 3                   4%
                                                 4                   3%
                                                 5                   2%
                                                 6                   1%
                                            7 and later              0%

Exchange (transfer) Fee    $3 (currently no charge for the first 4 transfers
                               per year)

VAA AND VAB ANNUAL EXPENSES (as a percentage of average account value)

Mortality and Expense Risk Fees***         0.65%
Account Fees and Expenses                  0.25%
                                           ----
Total VAA and VAB Annual Expenses          0.90%

FUND ANNUAL EXPENSES (after fee waiver*) (as a percentage
     of the Fund's average net assets) MANAGEMENT        OTHER          TOTAL FUND
                                          FEES          EXPENSES         EXPENSES
                                       ----------       --------        ----------
Equity ......................            0.53%            0.14%            0.67%
Money Market* ...............            0.25%            0.13%            0.38%
Bond ........................            0.60%            0.18%            0.78%
Omni ........................            0.55%            0.16%            0.71%
International ...............            0.90%            0.32%            1.22%
Capital Appreciation ........            0.80%            0.15%            0.95%
Small Cap ...................            0.80%            0.14%            0.94%
Global Contrarian ...........            0.90%            0.42%            1.32%
Aggressive Growth ...........            0.80%            0.17%            0.97%
Core Growth   ...............            0.95%            0.16%            1.11%
Growth & Income   ...........            0.85%            0.10%            0.95%
S&P 500 Index   .............            0.40%            0.12%            0.52%
Social Awareness   ..........            0.60%            0.35%            0.95%

EXAMPLE - If you surrendered your contract at the end of the applicable time period, you would pay the following aggregate expenses on a $1,000 investment in each subaccount, assuming 5% annual return:

                             1 YEAR      3 YEARS    5 YEARS   10 YEARS
                             ------      -------    -------   --------
Equity                        $72         $90        $107        $187
Money Market*                  69          81          92         155
Bond                           73          93         113         199
Omni                           72          91         109         191
International                  77         106         135         245
Capital Appreciation           75          98         121         217
Small Cap                      75          98         121         216
Global Contrarian              78         109         140         255
Aggressive Growth              75          98         122         219
Core Growth                    76         103         129         234
Growth & Income                75          98         121         217
S&P 500 Index                  71          85          99         170
Social Awareness               75          98         121         217

EXAMPLE - If you do not surrender your contract at the end of the applicable time period, you would pay the following aggregate expenses on the same investment:

                             1 YEAR      3 YEARS     5 YEARS    10 YEARS
                             ------      -------     -------    --------
Equity                        $16         $50         $86        $187
Money Market*                  13          41          70         155
Bond                           17          53          91         199
Omni                           16          51          88         191
International                  22          66         114         245
Capital Appreciation           19          58         100         217
Small Cap                      19          58         100         216
Global Contrarian              23          69         119         255
Aggressive Growth              19          59         101         219
Core Growth                    20          63         108         234
Growth & Income                19          58         100         217
S&P 500 Index                  14          45          78         170
Social Awareness               19          58         100         217



The purpose of the above table is to help you to understand the costs and expenses that a variable annuity contractowner will bear directly or indirectly. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE shown. Note that the expense amounts shown in the examples are aggregate amounts for the total number of years indicated. Neither the table nor the examples reflect any premium taxes that may apply to a contract, which currently range from 0% to 3.5%. The above table and example reflect only the charges for contracts currently offered by this prospectus and not other contracts that may be offered by Ohio National Life. For further details, see Deduction for State Premium Tax, page 9.


*For the Money Market Portfolio, management fees in excess of 0.25% are presently being waived by the Fund's investment adviser. Without the waiver, the Money Market Portfolio's Management Fee would be 0.30%, its Total Fund Annual Expenses would be 0.43%, and its expenses would total $70 for a $1,000 contract surrendered at the end of 1 year, $82 if surrendered at the end of 3 years, $95 if surrendered at the end of 5 years or $160 if surrendered at the end of 10 years. For a $1,000 contract not surrendered, the expenses without the waiver would be $14 for 1 year, $42 for 3 years, $73 for 5 years or $160 for 10 years.


***The Mortality and Expense risk fees may be changed at any time, but may not be increased to more than 1.55%. Ohio National Life has agreed that the fees will not increase on any contract issued pursuant to this prospectus. See Deduction for Risk Undertakings, page 9.

                            ACCUMULATION UNIT VALUES

EQUITY SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT    UNIT VALUE AT   VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1993*           $10.000000        $10.239365     25,900         20,283
     1994             10.239365         10.173015    120,867        115,993
     1995             10.173015         12.824740    301,147        239,825
     1996             12.824740         15.042658    534,028        405,466
     1997             15.042658         17.616774    709,738        488,396
     ----            ----------        ----------    -------         ------

MONEY MARKET SUBACCOUNT**

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1993            $10.000000        $10.045964      5,554          1,204
     1994             10.045964         10.354108     95,638         56,892
     1995             10.354108         10.837896    136,205         34,285
     1996             10.837896         11.296489    149,846         74,056
     1997             11.296489         11.797028    179,630         72,534
     ----            ----------        ----------    -------         ------

BOND SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1993            $10.000000         $9.910842        378         19,364
     1994              9.910842          9.445623     10,472         75,521
     1995              9.445623         11.130129     64,973         97,129
     1996             11.130129         11.439849     82,917        101,403
     1997             11.439849         12.390067     95,905         98,784
     ----            ----------        ----------     ------         ------

OMNI SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1993            $10.000000        $10.143037     42,348         44,348
     1994             10.143037          9.999661    150,263        109,853
     1995              9.999661         12.165280    244,025        194,243
     1996             12.165280         13.930650    511,033        342,379
     1997             13.930650         16.311837    699,223        513,134
     ----            ----------        ----------    -------         ------

INTERNATIONAL SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1993*           $10.000000        $10.834626     34,538         15,210
     1994             10.834626         11.604279    204,939        234,799
     1995             11.604279         12.892796    384,682        330,279
     1996             12.892796         14.628252    678,397        674,403
     1997             14.628252         14.804324    876,940        770,712
     ----            ----------        ----------    -------         ------

CAPITAL APPRECIATION SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1994*           $10.000000        $10.390128     52,732         34,382
     1995             10.390128         12.626458    211,756        136,612
     1996             12.626458         14.484990    383,878        243,883
     1997             14.484990         16.536198    454,490        333,645
     ----            ----------        ----------    -------         ------

SMALL CAP SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1994*           $10.000000        $12.053440     76,033         39,627
     1995             12.053440         15.889068    198,048        123,612
     1996             15.889068         18.535631    337,460        204,017
     1997             18.535631         19.926004    377,837        238,023
     ----            ----------        ----------    -------         ------

GLOBAL CONTRARIAN SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1995*           $10.000000        $10.816003     47,134         21,621
     1996             10.816003         12.015818    132,292        178,856
     1997             12.015818         13.297985    180,385        216,928
     ----            ----------        ----------    -------         ------

AGGRESSIVE GROWTH SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1995*           $10.000000        $12.610012     41,681         39,115
     1996             12.610012         12.592390    118,818         80,875
     1997             12.592390         14.043267    139,155         110,592
     ----            ----------        ----------    -------         ------

CORE GROWTH SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1997*           $10.000000         $9.605255    133,806          77,677
     ----            ----------        ----------    -------         ------

GROWTH & INCOME SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1997*           $10.000000        $13.535914    150,510         142,565
     ----            ----------        ----------    -------         ------

S&P INDEX SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1997*           $10.000000        $13.057227    156,778         116,679
     ----            ----------        ----------    -------         ------

AGGRESSIVE GROWTH SUBACCOUNT

    YEAR ENDED      UNIT VALUE AT   UNIT VALUE AT    VAA UNITS      VAB UNITS
    DECEMBER 31   BEGINNING OF YEAR  END OF YEAR    END OF YEAR    END OF YEAR
    -----------   -----------------  -----------    -----------    -----------
     1997*           $10.000000        $12.451138     18,947          15,468
     ----            ----------        ----------    -------         ------


* Series of variable annuity contracts commenced on October 7, 1993. Capital Appreciation and Small Cap subaccounts commenced on May 1, 1994. Global Contrarian and Aggressive Growth subaccounts commenced on March 31, 1995. Core Growth, Growth & Income, S&P 500 Index and Social Awareness subaccounts commenced on January 3, 1997.


** The current annualized yield of the Money Market subaccount for the seven days ended December 31, 1997, was 4.59%.

FINANCIAL STATEMENTS

The complete financial statements of VAA or VAB, and of Ohio National Life, and the Independent Auditors' Reports thereon, may be found in the Statements of Additional Information for VAA and VAB.

                           THE OHIO NATIONAL COMPANIES

OHIO NATIONAL LIFE


Ohio National Life was organized under the laws of Ohio in 1909 as a stock life insurance company and became a mutual life insurance company in 1959. It writes life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently it has assets in excess of $6.3 billion and equity in excess of $600 million. Its home office is located at One Financial Way, Cincinnati, Ohio 45242. Ohio National Life's policyholders have approved a plan of reorganization that, if approved by the Ohio Superintendent of Insurance, would convert Ohio National Life to a stock company ultimately owned by a mutual holding company (Ohio National Holdings, Inc.) with the majority ownership of the latter being by the policyholders.


OHIO NATIONAL VARIABLE ACCOUNTS A AND B

VAA and VAB were established in 1969 by Ohio National Life as separate accounts under Ohio law for the purpose of funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA or VAB. However, contract values may not be allocated to more than 10 variable subaccounts at any one time. Income, gains and losses, whether or not realized, from assets allocated to VAA and VAB are, as provided in the contracts, credited to or charged against VAA or VAB without regard to other income, gains or losses of Ohio National Life. The assets maintained in VAA and VAB will not be charged with any liabilities arising out of any other business conducted by Ohio National Life. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are general corporate obligations of Ohio National Life. Accordingly, all of Ohio National Life's assets are available to meet its obligations under the contracts. VAA and VAB are registered as unit investment trusts under the 1940 Act.

The assets of each subaccount of VAA and VAB are invested at net asset value (without an initial sales charge) in shares of a corresponding portfolio of the
Fund: the Equity Portfolio, Money Market Portfolio, Bond Portfolio, Omni Portfolio (a flexible portfolio fund), International Portfolio, Capital Appreciation Portfolio, Small Cap Portfolio, Global Contrarian Portfolio, Aggressive Growth Portfolio, Core Growth Portfolio, Growth & Income Portfolio, S&P 500 Index Portfolio or Social Awareness Portfolio.

OHIO NATIONAL FUND, INC.

The Fund is a diversified, open-end, management investment company registered under the 1940 Act. The value of the Fund's investments fluctuates daily and is subject to the risk of changing economic conditions as well as the risk inherent in the ability of management to anticipate changes necessary in such investments to meet changes in economic conditions. The Fund receives investment advice, for a fee, from its investment adviser, Ohio National Investments, Inc., and from Societe Generale Asset Management Corp. (sub-adviser to the International and Global Contrarian Portfolios), T. Rowe Price Associates, Inc. (sub-adviser to the Capital Appreciation Portfolio), Founders Asset Management, LLC
(sub-adviser to the Small Cap Portfolio), Strong Capital Management, Inc. (sub-adviser to the Aggressive Growth Portfolio), Pilgrim Baxter & Associates, Ltd. (sub-adviser to the Core Growth Portfolio), and Robertson Stephens Investment Management, L.P. (sub-adviser to the Growth & Income Portfolio). For additional information concerning the Fund, including the investment objectives of each of its portfolios, see the attached Fund prospectus. Read the Fund prospectus carefully before investing. The Fund prospectus contains information about other portfolios that are not available for the contracts offered herein.

In addition to being offered to VAA and VAB, Fund shares are currently offered to other separate accounts of Ohio National Life in connection with variable annuity contracts and a separate account of Ohio National Life Assurance Corporation in connection with variable life insurance contracts. In the future, Fund shares may be offered to other insurance company separate accounts. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity separate accounts to invest in the Fund. Although neither Ohio National Life nor the Fund currently foresees any such disadvantage, the Board of Directors of the Fund will monitor events in order to identify any material conflict between variable life and variable annuity contractowners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of VAA`s and/or VAB's participation in the Fund. Material conflicts could result from such things as (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Fund; or (4) differences between voting instructions given by variable life and variable annuity contractowners.

VOTING RIGHTS

Ohio National Life shall vote Fund shares held in VAA and VAB at meetings of Fund shareholders in accordance with voting instructions received from contract owners. The number of Fund shares for which an owner is entitled to give instructions will be determined by Ohio National Life in the manner described below, not more than 90 days prior to the meeting of shareholders. Fund proxy material will be distributed to each owner together with appropriate forms for giving voting instructions. Fund shares held in VAA and VAB, for which no timely instructions are received, will be voted by Ohio National Life in proportion to the instructions which are received with respect to all contracts participating in VAA and VAB, respectively.

During the accumulation period, the number of Fund shares for which instructions may be given to Ohio National Life is determined by dividing the variable accumulation value of a subaccount of the contract by the net asset value of a share of the corresponding Fund portfolio as of the same date. During the annuity payment period, the number of Fund portfolio shares for which such instructions may be given is determined by dividing the actuarial liability for variable annuities in the course of payment by the net asset value of a Fund portfolio share as of the same date. Generally, the number of votes tends to decrease as annuity payments progress.

                   DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The variable annuity contracts are sold by Ohio National Life insurance agents who are also registered representatives (a) of The O. N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, registered under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. or (b) of other broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. ("ONEQ," another wholly-owned subsidiary of Ohio National Life), which is the principal underwriter of the contracts. Ohio National Life pays ONEQ 5.25% of purchase payments.

ONEQ then pays a portion of that amount to ONESCO and the other broker-dealers as compensation for their sales efforts. ONESCO and the other broker-dealers will remunerate their registered representatives from their own funds. Purchase payments on which no compensation is paid to registered representatives may not be included in amounts on which the 5.25% sales compensation will be paid to ONEQ To the extent that the amount of the contingent deferred sales charge received by Ohio National Life is not sufficient to recover the fee paid to OneQ any deficiency will be made up from Ohio National Life's general account assets which include, among other things, any profit from the mortality and expense risk charges. The address of ONESCO, ONEQ and Ohio National Life is One Financial way, Cincinnati, Ohio 45242.


                             DEDUCTIONS AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

No deduction for sales expense is made from purchase payments. A contingent deferred sales charge may be assessed by Ohio National Life when a contract is surrendered or a partial withdrawal is made to defray expenses relating to the sale of the contract, including compensation to sales personnel, cost of sales literature and prospectuses, and other expenses related to sales activity. Such charge equals a percentage of the amount withdrawn. This percentage will vary with the contract year in which the surrender or withdrawal occurs as follows:

                      CONTRACT
                        YEARS            PERCENTAGE
                        -----            ----------
                           1               6%
                           2               5%
                           3               4%
                           4               3%
                           5               2%
                           6               1%
                           7 and later     0%


Once each contract year, a partial withdrawal of not more than 10% of the accumulation value (as of the first day of the contract year) may be made without the imposition of the contingent deferred sales charge. The charge will not be imposed when the values of one or more contracts owned by the trustee of a retirement plan qualifying under Section 401, 403(b) or 457 of the Code are transferred to a group annuity contract issued by Ohio National Life. If the contract owner uses values of at least $250,000 from an Ohio National Life fixed annuity to provide the purchase payment for a contract offered by this prospectus, this contract will be treated (for purposes of determining the contingent deferred sales charge) as if it were issued at the same time as the fixed annuity and as if the purchase payment made for the fixed annuity had been made for this contract.

DEDUCTION FOR ADMINISTRATIVE EXPENSES


A deduction is made at the end of each valuation period equal to 0.25% on an annual basis of the contract value for administrative expenses. This deduction is designed to reimburse Ohio National Life for expenses incurred for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.


DEDUCTION FOR RISK UNDERTAKINGS

Prior to the annuity payout date, Ohio National Life guarantees that the accumulation value of all contracts will not be affected by any excess of sales and administrative expenses over the deductions provided therefor. Ohio National Life also guarantees to pay a death benefit in the event of the annuitant's death prior to the annuity payout date (see Death Benefit, page 12). After the annuity payout date, Ohio National Life guarantees that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, Ohio National Life, in determining the accumulation unit values and the annuity unit values for each subaccount, makes a deduction from the applicable investment results equal to 0.65% of the contract value on an annual basis. Such deduction may be decreased by Ohio National Life at any time and may be increased not more frequently than annually to not more than 1.55% on an annual basis. However, Ohio National Life has agreed that the deduction for these risk undertakings for contracts purchased on and after November 1, 1997 shall not be increased to more than the rate in effect at the time the contract is issued. Ohio National Life may discontinue this limitation on its right to increase the deduction, but only as to contracts purchased after notice of such discontiuance. Although Ohio National Life views the risk charge as an indivisible whole, of the amount currently being deducted, it has estimated that a reasonable allocation would be 0.25% for mortality risk, and 0.4% for expense risk. Although Ohio National Life hopes to realize a profit from this charge, if the deduction is insufficient to cover the actual risk involved, the loss will fall on Ohio National Life; conversely, if the deduction proves more than sufficient, the excess will be a gain to Ohio National Life.

TRANSFER FEE

A transfer fee of $3 (which may be increased to $10) is made for transferring contract values from one or more subaccounts to one or more other subaccounts. The fee is charged against the subaccount(s) from which the transfer is effected. Currently, no fee is charged for the first four transfers each year.

DEDUCTION FOR STATE PREMIUM TAX

Most states do not presently charge a premium tax for these contracts. Where a tax applies, the rates for tax-qualified contracts are presently 0.5% in California, 1.0% in Puerto Rico and West Virginia, 2.0% in Kentucky and 2.25% in the District of Columbia. For non-tax-qualified contracts, the rates are 1.0% in Puerto Rico, West Virginia and Wyoming, 1.25% in South Dakota, 2.0% in Kansas, Kentucky and Maine, 2.25% in the District of Columbia, 2.35% in California and 3.0% in Nevada. The deduction for premium taxes will be made when incurred. Normally, that is not until annuity payments begin. Hower, in Kansas, South Dakota and Wyoming, they are presently being deducted from purchase payments.

FUND EXPENSES

There are deductions from, and expenses paid out of, the assets of the Fund. These are described in the attached Fund prospectus.

                    DESCRIPTION OF VARIABLE ANNUITY CONTRACTS

20-DAY FREE LOOK

The contract owner may revoke the contract at any time until the end of 20 days after receipt of the contract and receive a refund of the entire purchase price. To revoke, the owner must return the contract to Ohio National Life within the 20 day period. In those states where required by state law, the value of the contract as of the date of cancellation will be returned in lieu of the entire purchase price in case of revocation during the 20 day free look period.

ACCUMULATION PERIOD
PURCHASE PAYMENT PROVISIONS

The contracts provide for a single minimum purchase payment of $10,000 and a maximum payment of $1,000,000. A larger payment, or more than one payment, may be made with Ohio National Life's consent.

ACCUMULATION UNITS

Prior to the annuity payout date, the contract value is measured by accumulation units. The purchase payment results in the crediting of accumulation units to the contract (see Crediting Accumulation Units, below). The number of accumulation units so credited remains constant but the dollar value of accumulation units will vary depending upon the investment results of the particular subaccount to which contract values are allocated.

CREDITING ACCUMULATION UNITS

Application forms or orders, together with the purchase payment, are forwarded to the home office of Ohio National Life for acceptance. Upon acceptance, a contract is issued to the contract owner, and the purchase payment is then credited to the contract in the form of accumulation units. The purchase payment is credited not later than two business days after receipt if all information necessary for issuing a contract and processing the purchase payment are complete. If this cannot be done within five business days, the purchase payment will be returned immediately to the applicant unless the applicant specifically consents to having Ohio National Life retain the purchase payment until the necessary information is completed. After that, the purchase payment will be credited within two business days.

ALLOCATION OF THE PURCHASE PAYMENT

You may direct the allocation of your purchase payment among up to 10 variable subaccounts of VAA or VAB and the Guaranteed Account. The amount allocated to any subaccount or the Guarteed Account must equal a whole percentage.

ACCUMULATION UNIT VALUE AND ACCUMULATION VALUE

The accumulation unit value of each subaccount of VAA and VAB was set at $10 when the first payment for these contracts was allocated to each subaccount. The accumulation unit value for any subsequent valuation period is determined by multiplying the accumulation unit value for the immediately preceding valuation period by the net investment factor (described below) for such subsequent valuation period. The accumulation value is determined by multiplying the total number of accumulation units (for each subaccount) credited to the contract by the accumulation unit value (for such subaccount) for the valuation period for which the accumulation value is being determined.

NET INVESTMENT FACTOR

The net investment factor is a quantitative measure of the investment results of each subaccount of VAA and VAB. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting
(c) from the result, where:

(a) is -

      (1)the net asset value of a share in the appropriate portfolio of the Fund determined as of the end of a valuation period, plus

      (2)The per share amount of any dividends or other distributions declared for that portfolio by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

      (3)per share charge or credit for any taxes paid or reserved for which is determined by Ohio National Life to result from the maintenance or operation of that subaccount of VAA or VAB; (No federal income taxes are applicable under present law.)

   (b)is the net asset value of a share in the appropriate portfolio of the Fund determined as the end of the preceding valuation period; and


   (c)is the deduction for administrative and sales expenses and risk undertakings. (See Deduction for Administrative Expenses, page 9, and Deduction for Risk Undertakings, page 9.)


SURRENDER AND PARTIAL WITHDRAWAL


Prior to the annuity payout date, or thereafter in the case of annuity Option 1(e) described below, the owner of a contract may surrender (totally withdraw the value of) his or her contract for its accumulation value or elect a partial (at least $500) withdrawal therefrom. These transactions may be subject to the contingent deferred sales charge described on page 8. Such charge is a percentage of the total amount withdrawn. For example, if a partial withdrawal of $500 is requested during the first contract year, Ohio National Life would pay you $500, but the total amount deducted from the accumulation value would be $531.91 (i.e., $531.91 x 6% $31.91). Unless otherwise specified, the withdrawal will be made pro-rata from the values of each subaccount. The amount available for withdrawal is the sum of the subaccount values less any contingent deferred sales charge, provided, however, that no partial withdrawal that would cause the contract value to fall below $5,000 will be allowed. Payment by Ohio National Life shall be made within seven days from the date of receipt of the request for such payment except as it may be deferred under the circumstances described below. Surrenders and partial withdrawals are limited or not permitted in connection with certain tax-qualified retirement plans. (See Texas State Optional Retirement Program, page 13 and Tax-Deferred Annuities, page 17. For tax consequences of a surrender or withdrawal, see Federal Tax Status, page 16.)

Occasionally Ohio National Life may receive a request for a surrender or partial withdrawal before the check for your purchase payment has cleared the banking system. Ohio National Life may delay the surrender or partial withdrawal until your check has cleared. Ohio National Life requires the return of the contract in the case of a complete surrender.

The right to withdraw may be suspended or the date of payment postponed (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which trading on the Exchange, as determined by the Securities and Exchange Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in the Fund is not reasonably practical, or it is not reasonably practical to determine the value of the Fund's net assets; or (3) or such other periods as the Commission may by order permit for the protection of security holders.

TRANSFERS AMONG SUBACCOUNTS


Contract values may be transferred from one subaccount to another upon the request of the owner. Transfers may be made at any time during the accumulation period. The amount of any such transfer must be at least $300 (or the entire value of the contract's interest in a subaccount, if less). Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged. After the annuity payout date, transfers among subaccounts can only be made once each calendar quarter. Such transfers may then be made without a transfer fee. (See Transfer Fee, page 9, and Transfers after Annuity Payout Date, page 15.) Not more than 20% of a contract's guaranteed accumulation value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable subaccounts during that contract year.


SCHEDULED TRANSFERS (DOLLAR COST AVERAGING)

Ohio National Life administers a scheduled transfer ("DCA") program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount of at least $300, (a) from any variable subaccount(s) to any other subaccount(s), including the Guaranteed Account, or (b) from the Guaranteed Account to any variable subaccount(s) if the DCA program is established at the time the contract is issued, the DCA program is scheduled to begin within 6 months of contract issue and the term of the DCA program does not exceed 2 years. For transfers from variable subaccounts, at least 12 transfers must be scheduled and the term of the DCA program may not exceed 5 years. No transfer fee is charged for DCA transfers. Ohio National Life may discontinue the DCA program at any time. You may also discontinue further DCA transfers by giving Ohio National Life written notice at least 7 business days before the next scheduled transfer.

DCA generally has the effect of reducing the risk of purchasing at the top, and selling at the bottom, of market cycles. DCA transfers from the Guaranteed Account or from a fund with a stabilized net asset value, such as the Money Market subaccount, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. Moreover, for transfers from a subaccount not having a stabilized net asset value, DCA will have the effect of reducing the average price of the shares being redeemed. DCA might also be used to systematically transfer accumulation values from variable subaccounts to the Guaranteed Account, in anticipation of retirement, in order to reduce the risk of making a single transfer during a low market.

TELEACCESS

If the contract owner first submits a pre-authorization form to Ohio National Life, contract and unit values and interest rates can be checked and transfers may be made by telephoning Ohio National Life between 7:00 a.m. and 7:00 p.m. (Eastern time) on days that it is open for business, at 1-800-366-6654, #8. Ohio National Life will honor pre-authorized telephone transfer instructions from anyone who is able to provide the personal identifying information requested via TeleAccess. Telephone transfer requests will not be honored after the annuitant's death. For added security, transfers are confirmed in writing sent to the owner on the next business day. However, if a transfer cannot be completed as requested, a customer service representative will contact the owner in writing sent within 48 hours of the TeleAccess request.

DEATH BENEFIT

In the event of the death of the annuitant and any contingent annuitant prior to the annuity payout date, the contract provides a death benefit to be paid to a designated beneficiary. (This death benefit is not available on any contract purchased through a bank located in Puerto Rico.) The amount of the death benefit will be determined as of the end of the valuation period in which written notice of death of the annuitant is received by Ohio National Life. It will be paid in one sum into an interest-bearing checking account established in the beneficiary's name with Bank One, Springfield, Illinois, unless the owner or beneficiary elects settlement under one or more of the settlement options provided in the contract. The checking account will bear interest based upon then current money market rates. The beneficiary will then be able to write checks against such account at any time and in any amount up to the total in the account. Such checks must be for a minimum of $250. The amount of death benefit is the accumulation value of the contract or, if greater, the difference between your purchase payment and any partial withdrawals.

OHIO NATIONAL LIFE EMPLOYEE DISCOUNT


Ohio National Life and its affiliated companies offer a credit on the purchase of contracts by any of their employees, directors or retirees, or their spouse or the surviving spouse of a deceased retiree, covering any of the foregoing or any of their minor children, or any of their children ages 18 to 21 who is either (i) living in the purchaser's household or (ii) a full-time college student being supported by the purchaser, or any of the purchaser's minor grandchildren under the Uniform Gifts to Minors Act. This credit is treated as additional income under the contract. The amount of the credit equals 3.5% of the single purchase payment. Ohio National Life credits the Guaranteed
Account of the eligible person's contract in this amount at the time the purchase payment is made by the eligible person.


TEXAS STATE OPTIONAL RETIREMENT PROGRAM

Under the Texas State Optional Retirement Program (the "Program"), purchase payments may be excluded from the gross income of state employees for federal tax purposes to the extent that such purchase payments do not exceed the exclusion allowance provided by the Code. The Attorney General of Texas has interpreted the Program as prohibiting any participating state employee from receiving the surrender value of a contract funding benefits under the Program prior to termination of employment or the state employee's retirement, death or total disability. Therefore, no surrender or partial withdrawal by a participant in the Program will be allowed until the first of these events occurs.

ANNUITY PERIOD
ANNUITY PAYOUT DATE

Annuity payments under a contract will begin on the annuity payout date. This date is selected by the owner at the time the contract is issued and must be at least 30 days after the contract date. It may be changed from time to time by the owner so long as the annuity payout date selected is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant's 90th birthday; however, this restriction may be modified by applicable state law or it may be waived by mutual agreement between Ohio National Life and the owner.


The contracts include Ohio National Life's assurance (except for option 1(e), below) that annuity payments will be paid for the lifetime of the annuitant (and joint annuintant, if any) in accordance with the annuity rates contained in the contract, regardless of actual mortality experience.

Other than in connection with annuity Option 1(e) described below, once annuity payments commence, the contract cannot be surrendered for cash except that, upon the death of the annuitant, the beneficiary shall be entitled to surrender the contract for the commuted value of any remaining period-certain payments. Surrenders and partial withdrawals from annuity Option 1(e) are permitted at any time.

ANNUITY OPTIONS

The owner may elect one or more of the following annuity options, and may change such election anytime before the annuity payout date.

     Option     Life Annuity with installment payments for the lifetime of the
     1(a):      annuitant (under this option it is possible for the annuitant to receive only one payment; this could happen if the annuitant should die before receiving the second payment; there is no residual value of the contract after annuitant's death).

     Option     Life Annuity with installment payments guaranteed for five years
     1(b):      and continuing thereafter during the remaining lifetime of the annuitant.

     Option     Life Annuity with installment payments guaranteed for ten years
     1(c):      and continuing thereafter during the remaining lifetime of the annuitant.

     Option     Installment Refund Life Annuity with payments guaranteed for a
     1(d):      period certain and continuing thereafter during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

     Option     Installment Refund Annuity with payments guaranteed for a fixed
     1(e):      number (up to thirty) of years. This option is available for variable annuity payments only. Although the deduction for risk undertakings is taken from annuity unit values, Ohio National
                Life has no mortality risk during the annuity payout period under this option.

     Option     Joint & Survivor Life Annuity with installment payments during
     2(a):      the lifetime of an annuitant and continuing during the lifetime of a designated contingent annuitant (under this option it is possible for the annuitant and contingent annuitant to receive only one payment; this could happen if both were to die before receiving the second payment).

     Option     Joint & Survivor Life Annuity with installment payments
     2(b):      guaranteed for ten years and continuing thereafter during the remaining lifetime of the annuitant or a designated contingent annuitant.

Other settlement options are available as agreed to by Ohio National Life.

Unless the contract owner directs otherwise, as of the annuity payout date the contract values will be applied to provide annuity payments pro-rata from each subaccount in the same proportion as the contract values immediately prior to the annuity payout date.

If no election is in effect on the annuity payout date, the accumulation value of the contract will be applied under Option 1(c) (except that certain contracts might require a Joint and Survivor Annuity pursuant to the Pension Reform Act of 1974, as amended) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. Options 2(a) and 2(b) are available only with the consent of Ohio National Life if the contingent annuitant is not related to the annuitant.


The Internal Revenue Service has not ruled on the tax treatment of a commutable variable annuity. If you select Option 1(e), it is possible that the IRS could determine that the entire value of the annuity is fully taxable at the time you elect Option 1(e) or that variable annuity payments under this option should not be taxed under the annuity rules (see Federal Tax Status, page 16), which could result in your payments being fully taxable to you. Should the IRS so rule, Ohio National Life may be required to tax report up to the full value of the annuity to you as taxable income.


DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

The first variable annuity payment is determined by applying the accumulation value for each subaccount in accordance with the settlement option tables contained in the contract. The rates contained in those tables depend upon the annuitant's (and any contingent annuitant's) age and sex and the option selected. Contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes use annuity tables which do not vary with annuitant's sex. The accumulation value to be applied is determined at the end of a valuation period (selected by Ohio National Life and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount to be applied under an option is less than $5,000, the option shall not be available and the accumulation value shall be paid in a single sum to the annuitant. If the first periodic payment under any option would be less than $25, Ohio National Life reserves the right to change the frequency of payments so that the first such payment is at least $25.

ANNUITY UNIT AND THE DETERMINATION OF SUBSEQUENT PAYMENTS

Subsequent variable annuity payments will vary to reflect the investment performance of each applicable subaccount. The amount of each subsequent payment is determined by annuity units. The number of annuity units for each subaccount is determined by dividing the dollar amount of the first annuity payment from each subaccount by the value of the subaccount annuity unit for the same valuation period used to determine the accumulation value of the contract applied to provide annuity payments. This number of annuity units remains fixed during the annuity payment period unless changed as provided below.


The annuity unit value for each subaccount was set at $10 for the valuation period as of which the first variable annuity payable from each subaccount of VAA and VAB was calculated. The annuity unit value for each subsequent valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor (see page 11) for such subsequent valuation period and by a factor (0.9998925 for a one-day valuation period) to neutralize the assumed interest rate discussed below.


The dollar amount of each subsequent variable annuity payment is equal to the fixed number of annuity units for each subaccount multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the Progressive Annuity Mortality Table with compound interest at the effective rate of 4% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would be level.

TRANSFERS AFTER ANNUITY PAYOUT DATE

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the subaccount(s) on which variable annuity payments are based. On at least 30 days written notice to Ohio National Life at its home office, that portion of the periodic variable annuity payment directed by the annuitant will be changed to reflect the investment results of a different subaccount. The annuity payment immediately after such change will be the amount that would have been paid without such change. Subsequent payments will reflect the new mix of subaccount allocation.

OTHER CONTRACT PROVISIONS

ASSIGNMENT

Any amount payable in settlement of the contracts may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to any person other than Ohio National Life. To the extent permitted by law, no such amounts shall be subject in any way to any legal process to subject them to payment of any claims against an annuitant before the annuity payout date. A tax-qualified contract may not, but a non-tax-qualified contract may be collaterally assigned before the annuity payout date. Ownership of a contract may not be transferred except to (1) the annuitant, (2) a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code, or (3) the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or (4) as otherwise permitted by laws and regulations governing plans for which the contract may be issued. Ownership of a non-tax-qualified contract may be transferred.

PERIODIC REPORTS

Ohio National Life will furnish each owner, once each six months prior to the annuity payout date, a statement showing the number of accumulation units credited to the contract by subaccount and the accumulation unit value of each unit as of the end of the preceding half year. In addition, as long as the contract remains in effect, Ohio National Life will forward such periodic reports as may be furnished it by the Fund.

SUBSTITUTION FOR FUND SHARES

If investment in the Fund is no longer possible or in Ohio National Life's judgment becomes inappropriate to the purposes of the contract, Ohio National Life may substitute one or more other mutual funds. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission. We may also add other investment portfolios of the Fund or of additional mutual funds as eligible investments of VAA or VAB.

CONTRACT OWNER INQUIRIES

Any questions from contract owners should be directed to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-800-366-6654 (8:30 a.m. to 4:30 p.m., Eastern time).

PERFORMANCE DATA

Ohio National Life may advertise performance data for the various Fund portfolios showing the percentage change in the value of an accumulation unit based on the performance of the applicable portfolio over a period of time (usually a calendar year). Such percentage change is determined by dividing the increase (or decrease) in value for the unit by the accumulation unit value at the beginning of the period. This percentage figure will reflect the deduction of any asset-based charges under the contract but will not reflect the deduction of any applicable contingent deferred sales charge which would reduce any percentage increase or make greater any percentage decrease.

Any such advertising will also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures will reflect the deduction of applicable contingent deferred sales charges as well as applicable asset-based charges.

Ohio National Life may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, IBC's Money Fund Reports, Lehman Brothers Bond Indices, Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the subaccounts.

                               FEDERAL TAX STATUS

The following discussion of federal income tax treatment of amounts received under a variable annuity contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. Tax laws can change, even with respect to contracts that have already been issued. Tax law revisions, with unfavorable consequences to contracts offered by this prospectus, could have retroactive effect on previously issued contracts or on subsequent voluntary transactions in previously issued contracts.

Ohio National Life is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the "Code"). Since the operations of VAA and VAB are a part of, and are taxed with, the operations of Ohio National Life, VAA and VAB are not separately taxed as "regulated investment companies" under Subchapter M of the Code.

As to tax-qualified contracts, no federal income tax is payable under present law on dividend income or capital gains distributions from Fund Shares held in VAA or upon capital gains realized by VAA on redemption of Fund Shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no "investment in the contract" and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the year of receipt.

The contracts described in this prospectus are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the accumulation value of the contract is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution (provided that the owner of a non-tax qualified contract must be a natural person for this purpose). With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

When annuity payments commence under the contract each payment is taxable under
Section 72 of the Code as ordinary income in the year of receipt if the annuitant has neither paid any portion of the purchase payment for the contract nor has previously been taxed on any portion of the purchase payment. If any portion of the purchase payment has been paid from or included in your taxable income, this aggregate amount will be considered your "investment in the contract" You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your "investment in the contract" divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once your "investment in the contract" is recovered, the entire portion of each annuity payment will be included in your taxable income.

If an election is made to receive the accumulated value in a single sum in lieu of annuity payments, any amount received or withdrawn in excess of the "investment in the contract" will normally be taxed as ordinary income in the year received. A partial withdrawal of contract values is taxable as income to the extent that the accumulated value of the contract immediately before the payment exceeds the "investment in the contract." Such a withdrawal is treated as a distribution of earnings first and only second as a recovery of your "investment in the contract." Any part of the value of the contract that is assigned or pledged to secure a loan will be taxed as if it had been a partial withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is (1) received on or after the taxpayer reaches age 59-1/2; (2) made to a beneficiary on or after the death of the annuitant; (3) attributable to the taxpayer's becoming disabled; (4) made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);
(5) from a contract that is a qualified funding asset for purposes of a structured settlement; (6) made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity; (7) incident to divorce, or (8) taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expense. If an election is made not to have withholding apply to the early withdrawal or if an insufficient amount is withheld, the contract owner may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

TAX-DEFERRED ANNUITIES

Under the provisions of Section 403(b) of the Code, a purchase payment made for an annuity contract purchased for an employee by a public educational institution or certain other tax-exempt organizations which are described in
Section 501(c)(3) of the Code are excludable from the gross income of such employees to the extent that the purchase payment plus any other amounts contributed to the purchase of a contract and toward benefits under qualified retirement plans does not exceed the exclusion allowance determined for the employee as set forth in Sections 403(b) and 415 of the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts received by an employee under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing "investment in the contract." Under certain circumstances, amounts received may be used to make a "tax-free rollover" into one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and any purchase payment made after December 31, 1988, pursuant to a salary reduction agreement under Section 403(b) of the Code, distributions may be paid only when the employee (a) attains age 59-1/2,
(b) separates from the employer's service, (c) dies, (d) becomes disabled as defined in the Code, or (e) incurs a financial hardship as defined in the Code. In the case of hardship, cash distributions may not exceed the amount of such purchase payments. These restrictions do not affect rights to transfer investments among the subaccounts and do not limit the availability of transfers between tax-deferred annuities.

QUALIFIED PENSION OR PROFIT-SHARING PLANS

Under present law, a purchase payment made by an employer or trustee, pursuant to a plan or trust qualified under Section 401(a) or 403(a) of the Code, is generally excludable from gross income of the employee. The portion, if any, of the purchase payment made by the employee, or which is considered taxable income to the employee in the year the payment is made, constitutes an "investment in the contract" under Section 72 of the Code for the employee's annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from gross income of the employee.

The Code requires that plans must prohibit any distribution to a plan participant prior to age 59-1/2, except in the event of death, total disability or separation from service (special rules apply for plan terminations). Distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70-1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code.

If an employee, or one or more of the beneficiaries, receives the total amounts payable with respect to an employee within one taxable year after age 59-1/2 on account of the employee's death or separation from service of the employer, any amount received in excess of the employee's "investment in the contract" may be taxed under special 5-year forward averaging rules. Five-year averaging will no longer be available after 1999 except for certain granfathered individuals. The taxpayer can elect to have that portion of a lump-sum distribution attributable to years of participation prior to January 1, 1974 given capital gains treatment. The percentage of pre-1974 distribution subject to capital gains treatment decreases as follows: 100%, 1987; 95%, 1988; 75%, 1989; 50%,
1990; and 25%, 1991. For tax years 1992 and thereafter no capital gains treatment is available (except that taxpayers who were age 50 before 1986 may still elect capital gains treatment.) The employee receiving such a distribution may be able to make a "tax-free rollover" of the distribution less the employee's "investment in the contract" into another qualified plan in which the employee is a participant or into one of the types of individual retirement arrangements permitted under the Code. An employee's surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

INDIVIDUAL RETIREMENT ANNUITIES (IRA)

Section 408(b) of the Code provides that an individual may invest an amount up to $2,000 per year of earned income in an IRA and claim it as a personal tax deduction if such person is not an "active participant" in an employer maintained qualified retirement plan or such person has adjusted gross income which does not exceed the "applicable dollar limit." For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly. In the alternative, an individual otherwise qualified for an IRA may elect to contribute to an IRA for the individual and for the individual's non-working spouse, with the total deduction limited to $4,000.

Individuals are permitted to make non-deductible IRA contributions to the extent they are ineligible to make deductible IRA contributions. Any amount received from another qualified plan (including another individual retirement arrangement) which is eligible as a "tax-free rollover" may be invested in an IRA, and is not counted toward the overall contribution limit. Earnings on nondeductible IRA contributions are not subject to tax until they are withdrawn. The combined limit on designated nondeductible and deductible contributions for a tax year is the lesser of 100% of compensation or $2,000 ($4,000 in the case of an additional contribution to a spousal IRA).

Generally, distributions (all or part) made prior to age 59-1/2 (except in the case of death or disability) will result in a penalty tax of 10% plus ordinary income tax treatment of the amount received. Additionally, there is an excise tax of 6% of the amount contributed in excess of either the deductible limit or nondeductible limit, as indicated above, if such amount is not withdrawn prior to the filing of the income tax return for the year of contribution or applied as an allowable contribution for a subsequent year. The excise tax will continue to apply each year until the excess contribution is corrected. Distributions after age 59-1/2 are treated as ordinary income at the time received. Distributions must commence before April 1 following the year in which the individual reaches age 70-1/2. A 50% nondeductible excise tax is imposed on the excess in any tax year of the amount that should have been distributed over the amount actually distributed.

Section 408A of the Code provides for a special type of IRA called a Roth IRA. No tax deduction is allowed for contributions to a Roth IRA, but assets grow on a tax deferred basis. Under certain circumstances, withdrawls from a Roth IRA can be excludable from income. Eligibilty for a Roth IRA is based on adjusted gross income and filing status. Special rules apply which allow traditional IRAs to be rolled over or converted to a Roth IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPPs)

Under Section 408 of the Code, employers may establish SEPPs for their employees. Under these plans the employer may contribute on behalf of an employee to an individual retirement account or annuity. The amount of the contribution is excludable from the employee's income.

Certain employees who participate in a SEPP will be entitled to elect to have the employer make contributions to a SEPP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to a SEPP, it is not treated as current taxable income to the employee. Elective deferrals under a SEPP are subject to an inflation-indexed limit which is $10,000 for 1998. Salary-reduction SEPPs are available only if at least 50% of the employees elect to have amounts contributed to the SEPP and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

An employee may also take a deduction for individual contributions to the IRA, subject to the limits applicable to IRAs in general. Withdrawals from the IRAs to which the employer contributes must be permitted. These withdrawals, however, are subject to the general rules with respect to withdrawals from IRAs.

WITHHOLDING ON DISTRIBUTION

Distributions from tax-deferred annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding on annuity payments is required. However, recipients of annuity payments are allowed to elect not to have the tax withheld. Such an election may be revoked at any time with respect to annuity payments and thereafter withholding would commence. Failure to provide your taxpayer identification number will automatically subject any payments under the contract to withholding.

APPENDIX A

                            IRA DISCLOSURE STATEMENT


This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse (see "IRA for Non-working Spouse", on page 21). You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.


FREE LOOK PERIOD


The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 20 days after it is delivered (see page 10). This is a more liberal provision than is required in connection with IRA's. To exercise this "free-look" provision write or call the address shown below:


The Ohio National Life Insurance Company
Variable Annuity Administration
P. O. Box 2669
Cincinnati, Ohio 45201

Telephone: 1-800-366-6654 - 8:30 a.m.  - 4:30 p.m.  (Eastern time zone)



ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS

Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have Adjusted Gross Income which does not exceed the "applicable dollar limit". IRA (or SEPP-IRA) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $30,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $30,000-$40,000. For married couples filing jointly, the applicable dollar limitation is $50,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $50,000-$60,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $40,000 for individuals and $60,000 for married couples filing jointly.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEPP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEPP-IRA are subject to an inflation-adjusted limit which is $10,000 for 1998. Salary-reduction SEPP-IRAs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New salary-reduction SEPPs may not be established after 1996.

The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 15% of your salary or $24,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an "excess contribution". You are permitted to withdraw an excess contribution from your IRA or SEPP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.


Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions, page 22, for penalties imposed on withdrawal when the contribution exceeds $2,000).


IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA's; (ii) $4,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions". If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEPP-IRA and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEPP-IRA) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

PREMATURE DISTRIBUTIONS

At no time can your interest in your IRA or SEPP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEPP-IRA as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEPP-IRA to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59-1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawal of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

DISTRIBUTION AT RETIREMENT

Once you have attained age 59-1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them.

INADEQUATE DISTRIBUTIONS - 50% TAX

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70-1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse). If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

DEATH BENEFITS

If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

ROTH IRAS

Section 408A of the Code now permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $100,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible.

For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurs before 1/1/99, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.

"Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

PHOTOTYPE STATUS
The Internal Revenue Service has been requested to review the format of your SEPP, and to issue an opinion letter to Ohio National Life stating that your IRA qualifies as a prototype SEPP.

REPORTING TO THE IRS
Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distrubtions or 50% for under payments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                        OHIO NATIONAL VARIABLE ACCOUNT B
                                       OF
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY

                                One Financial Way
                             Cincinnati, Ohio 45242
                            Telephone (513) 794-6452

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998



This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus for Ohio National Variable Account B ("VAB") single purchase payment individual non-tax qualified variable annuity contracts dated May 1, 1998. To obtain a free copy of the VAB prospectus, write or call The Ohio National Life Insurance Company ("Ohio National Life") at the above address.

                                Table of Contents
         Custodian  . . . . . . . . . . . . . . . . . . . . . . . . . 2
         Independent Certified Public Accountants . . . . . . . . . . 2
         Underwriter. . . . . . . . . . . . . . . . . . . . . . . . . 2
         Calculation of Money Market Subaccount Yield . . . . . . . . 3
         Total Return . . . . . . . . . . . . . . . . . . . . . . . . 3
         Transfer Limitations . . . . . . . . . . . . . . . . . . . . 4
         The Year 2000 Issue. . . . . . . . . . . . . . . . . . . . . 4
         Appendix:  Guaranteed Account. . . . . . . . . . . . . . . . 5
         Financial Statements . . . . . . . . . . . . . . . . . . . . 6


                          "TOP PLUS" NON-TAX QUALIFIED

CUSTODIAN

Ohio National Life has executed an agreement with Star Bank, N.A. ("the Bank"), Cincinnati, Ohio, pursuant to which the shares of Ohio National Fund, Inc. ("Fund") and other assets credited to VAB will be held in the custody of the Bank. The agreement provides that the Bank will purchase Fund shares at their net asset value determined as of the end of the valuation period of VAB during which the purchase payment is received by Ohio National Life. The Bank effects redemptions of Fund shares held by VAB upon instructions from Ohio National Life at net asset value determined as of the end of the valuation period of VAB during which a redemption request is received or made by Ohio National Life. In addition, the Bank maintains appropriate records with respect to all transactions in Fund shares relative to VAB.

The agreement requires the Bank to have at all times an aggregate capital, surplus and undivided profit of not less than $2 million and prohibits resignation by the Bank until (a) a successor custodian bank having the qualifications enumerated above shall have agreed to serve as custodian, or (b) VAB has been completely liquidated and the proceeds of such liquidation properly distributed. Subject to these conditions the agreement of custodianship may be terminated by either party upon sixty days written notice. For its services as custodian, the Bank will be paid a fee to be agreed upon from time to time by the Bank and Ohio National Life.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The financial statements of VAB as of December 31, 1997 and for the periods indicated herein and Ohio National Life's consolidated financial statements as of December 31, 1997 and 1996 and for the periods indicated herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

UNDERWRITER

The offering of the contracts is continuous. Prior to May 1, 1997, The O.N. Equity Sales Company ("ONESCO"), a wholly-owned subsidiary of Ohio National Life, was the principal underwriter of the contracts. The aggregate amount of underwriting commissions paid to ONESCO with respect to contracts issued by VAB, and the amounts retained by ONESCO, for each of the last three years have been:

                                     Aggregate               Retained
                  Year              Commissions             Commissions
                  ----              -----------             -----------

                  1997              $  330,599               $ 32,788
                  1996               1,691,331               $164,905
                  1995                 821,577                 75,503


Since May 1, 1997, Ohio National Equities, Inc., another wholly-owned subsidiary of Ohio National Life, has been the principal underwriter of the contracts. Its aggregate and retained commissions have been:


                                     Aggregate               Retained
                  Year              Commissions             Commissions
                  ----              -----------             -----------

                  1997               $1,097,297             $108,827




CALCULATION OF MONEY MARKET SUBACCOUNT YIELD

The current yield of the Money Market subaccount for the seven days ended on December 31, 1997, was 4.59%. This was calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the subaccount at the beginning of the seven-day period, dividing the net change in subaccount value by the value of the subaccount at the beginning of the base period to obtain the base period return, and multiplying the difference by 365/7. The resulting figure is carried to the nearest hundredth of one percent.

TOTAL RETURN

The average compounded rate of return for a contract with respect to a particular subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

                           P(1 + T)(n) = ERV

            where: P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and
                            ERV = the ending redeemable value of a
                                  hypothetical $1,000
                                  beginning-of-period payment at the end
                                  of the period (or fractional portion
                                   thereof).

For this purpose, it should be noted that the current series of contracts were initially offered on October 7, 1993. Hypothetical results based upon the performance of the subaccounts prior to that date assume that the same charges and deductions applicable to the current contracts were in effect from the inception of each corresponding portfolio of the Fund. Based on those assumptions, the average annual total returns for contracts in each of the subaccounts from the inception of the subaccount and for the one-, five- and ten-year periods ending on December 31, 1997, and assuming surrender of the contract on the latter date, are as follows:

                          One          Five           Ten          From        Inception
                          Year         Years         Years       Inception        Date
                          ----         -----         -----       ---------        ----
Equity                    17.11%       14.24%         12.60%       10.08%       10-06-69
Money Market               4.43%        3.64%          4.59%        6.34%       03-20-80
Bond                       8.31%        6.52%          7.34%        7.73%       11-02-82
Omni                      17.09%       12.46%         11.56%       11.05%       09-10-84
International              1.20%         N/A            N/A        12.02%       04-30-93
Capital Appreciation      14.16%         N/A            N/A        14.70%       05-01-94
Small Cap                  7.50%         N/A            N/A        20.68%       05-01-94
Global Contrarian         10.67%         N/A            N/A        10.93%       03-31-95
Aggressive Growth         11.52%         N/A            N/A        13.15%       03-31-95
Core Growth                 N/A          N/A            N/A        (3.95)%      01-03-97
Growth & Income             N/A          N/A            N/A        35.63%       01-03-97
S&P 500 Index               N/A          N/A            N/A        30.80%       01-03-97
Social Awareness            N/A          N/A            N/A        24.51%       01-03-97

TRANSFER LIMITATIONS

To the extent that transfers, surrenders, partial withdrawals and annuity payments from a subaccount exceed net purchase payments and transfers into that subaccount, securities of the corresponding portfolio of the Fund may have to be sold. Excessive sales of a portfolio's securities on short notice could be detrimental to that portfolio and to contractowners with values allocated to the corresponding subaccount. To protect the interests of all contractowners, Ohio National Life reserves the right to limit the number, frequency, method or amount of transfers. Transfers from any portfolio of the Fund on any one day may be limited to 1% of the previous day's total net assets of that portfolio if Ohio National Life or the Fund, in its or their discretion, believes that the portfolio might otherwise be damaged.

If and when transfers must be so limited, some transfer requests will not be made. In determining which requests will be made, scheduled transfers (that is, those pursuant to a pre-existing dollar cost averaging program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone and facsimile requests in the order received. Contractowners whose transfer requests are not made will be so notified. Current SEC rules preclude Ohio National Life from processing at a later date those requests that were not made. Accordingly, a new transfer request would have to be submitted in order to make a transfer that was not made because of these limitations.


The Year 2000 Issue


Ohio National Life has considered the impact on its business of "Year 2000" issues. It has developed a remedial plan for its computer systems and applications. Conversion activities are presently in process and Ohio National Life expects conversion testing and implementation to be completed by December 31, 1998. While Ohio National Life has been assured by suppliers of financial services (including underlying mutual funds, custodians, transfer agents and accounting agents) that their systems either are already compliant or will be so by December 31, 1998, Ohio National Life's internal auditors intend to independently test those systems (other than systems of unaffiliated mutual funds and their suppliers) to verify their compliance. The failure of Ohio National Life or one of its suppliers to achieve timely and complete compliance could materially impair Ohio National Life's ability to conduct its business, including its ability to accurately and timely value interests in the contracts.

                                    APPENDIX


GUARANTEED ACCOUNT

The Guaranteed Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. Any portion of a contract relating to the Guaranteed Account is not registered under the Securities Act of 1933. The Guaranteed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Guaranteed Account nor any interests in it are subject to the provisions or restrictions of either such Act, and the disclosures in this appendix have not been reviewed by the staff of the Securities and Exchange Commission.

The Guaranteed Account consists of all of Ohio National Life's general assets other than those allocated to a separate account. Accumulation values under a contract will be allocated between the Guaranteed Account and VAB. The allocation will be as elected by the owner at the time of purchase or as subsequently changed.

Ohio National Life will invest its general assets in its discretion as allowed by applicable state law. Investment income from Ohio National Life's general assets will be allocated to those contracts having guaranteed accumulation values in accordance with the terms of such contracts.

The amount of investment income allocated to the contracts will vary from year to year in Ohio National Life's sole discretion. However, Ohio National Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to contract values allocated to the Guaranteed Account. Ohio National Life may credit interest at a rate in excess of 3%, but any such excess interest credit will be in Ohio National Life's sole discretion.

Ohio National Life guarantees that the guaranteed accumulation value of a contract will never be less that (a) the amount of purchase payments allocated to, and transfers into, the Guaranteed Account, plus (b) interest credited at the rate of 3% per year compounded annually, plus (c) any additional excess interest Ohio National Life may credit to guaranteed accumulation values, and less (d) any partial withdrawals and transfers from the guaranteed accumulation values, and less (e) any contingent deferred sales charges on partial withdrawals, state premium taxes and transfer fees. No deductions are made from the Guaranteed Account for administrative expenses or risk undertakings. (See "Deductions and Expenses" in the prospectus.)

Not more than 20% of the guaranteed accumulation value of a contract (or $1,000, if greater), as of the beginning of any contract year, may be transferred to one or more variable subaccounts during that contract year. As provided by applicable state law, Ohio National Life reserves the right to defer the payment of amounts withdrawn from the Guaranteed Account for a period not to exceed six months from the date written request for such withdrawal is received by Ohio National Life.

OHIO NATIONAL VARIABLE ACCOUNT B                               December 31, 1997
INDEPENDENT AUDITORS' REPORT


The Board of Directors
         The Ohio National Life Insurance Company

The Contract Owners
         Ohio National Variable Account B

We have audited the accompanying statements of assets and contract owners' equity of Ohio National Variable Account B (comprising, respectively, the Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Aggressive Growth, S&P 500 Index, Social Awareness, Core Growth and Growth & Income Subaccounts) as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit values for each of the periods indicated herein. These financial statements are the responsibility of the Companys' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by examination of the underlying mutal fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ohio National Variable Account B at December 31, 1997, and the results of their operations, changes in contract owners' equity and changes in unit values for each of the periods indicated herein, in conformity with generally accepted accounting principles.


KPMG PEAT MARWICK LLP

Cincinnati, Ohio
January 30, 1998

OHIO NATIONAL VARIABLE ACCOUNT B
Statements of Assets and Contract Owners' Equity               December 31, 1997


                                             MONEY                                                       CAPITAL
                              EQUITY         MARKET         BOND           OMNI       INTERNATIONAL   APPRECIATION    SMALL CAP
                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ----------     ----------     ----------    ----------      ----------     ----------     ----------

Assets - Investments
 at market value
 (note 2) .............    $51,199,589     $3,296,562     $3,888,175    $39,806,649    $32,359,723    $11,070,741     $7,980,968
                           ===========    ===========    ===========    ===========    ===========    ===========    ===========

Contract owners' equity
   Contracts in
   accumulation
   period (note 3) ....    $50,006,347     $3,221,154     $3,850,378    $39,448,261    $32,359,723    $11,070,741     $7,980,968

   Annuity reserves for
   for contract in
   payment period .....      1,193,242         75,408         37,797        358,388              0              0              0
                           -----------    -----------    -----------    -----------    -----------    -----------    -----------

Total contract
 owners' equity .......    $51,199,589     $3,296,562     $3,888,175    $39,806,649    $32,359,723    $11,070,741     $7,980,968
                           ===========    ===========    ===========    ===========    ===========    ===========    ===========


                              GLOBAL        AGGRESSIVE     S&P 500         SOCIAL          CORE         GROWTH &
                            CONTRARIAN        GROWTH        INDEX        AWARENESS        GROWTH         INCOME
                            SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                            ----------      ----------    ----------     ----------     ----------     ----------

Assets - Investments
 at market value
 (note 2) .............     $4,202,319      $2,826,414    $2,875,685       $511,112     $1,607,251     $3,887,307
                            ==========      ==========    ==========     ==========     ==========     ==========

Contract owners' equity
   Contracts in
   accumulation
   period (note 3) ....     $4,202,319      $2,826,414    $2,875,685       $511,112     $1,607,251     $3,887,307

   Annuity reserves for
   for contract in
   payment period .....              0               0             0              0              0              0
                            ----------      ----------    ----------     ----------     ----------     ----------

Total contract
 owners' equity .......     $4,202,319      $2,826,414    $2,875,685       $511,112     $1,607,251     $3,887,307
                            ==========      ==========    ==========     ==========     ==========     ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OHIO NATIONAL VARIABLE ACCOUNT B


Statements of Operations and Changes in Contract Owners' Equity    For the Years Ended December 31, 1997 and 1996

                                     ---------------------------------------------------------------

                                                  EQUITY                         MONEY MARKET
                                                 SUBACCOUNT                       SUBACCOUNT
                                            1997            1996             1997             1996
                                     ------------------------------   ------------------------------
Investment activity:
   Reinvested dividends .........    $    854,845     $    550,497     $    167,169     $    121,100
   Risk and administrative
     expense (note 4) ...........        (532,799)        (401,473)         (59,121)          (5,651)
                                     ------------     ------------     ------------     ------------

       Net investment activity ..         322,046          149,024          108,048          115,449
                                     ------------     ------------     ------------     ------------

   Realized and Unrealized gain
    (loss) on investments:
     Reinvested capital gains ...       2,703,014          963,553                0                0
     Realized gain (loss) .......         679,349          552,072           (4,268)          (4,810)
     Unrealized gain (loss) .....       3,497,534        4,088,878                0                0
                                     ------------     ------------     ------------     ------------
       Net gain (loss) on
       investments ..............       6,879,897        5,604,503           (4,268)          (4,810)
                                     ------------     ------------     ------------     ------------
         Net increase in contract
             owners' equity from
                      operations        7,201,943        5,753,527          103,780          110,639
                                     ------------     ------------     ------------     ------------

Equity transactions:
   Sales:
     Contract purchase payments .       4,371,038        5,951,661        1,565,251        1,871,868
     Transfers from fixed and
       other subaccounts ........       2,566,242        1,520,335        2,417,431          687,467
                                     ------------     ------------     ------------     ------------

                                        6,937,280        7,471,996        3,982,682        2,559,335
                                     ------------     ------------     ------------     ------------
   Redemptions:
     Withdrawals and surrenders
       (note 4) .................       2,215,297        1,462,881           80,128           39,602
     Annuity and death benefit
       payments .................         855,124          580,928           81,867            7,858
     Transfers to fixed and
       other subaccounts ........       1,819,043          923,992        3,918,605        1,369,352
                                     ------------     ------------     ------------     ------------

                                        4,889,464        2,967,801        4,080,600        1,416,812
                                     ------------     ------------     ------------     ------------

       Net equity transactions ..       2,047,816        4,504,195          (97,918)       1,142,523
                                     ------------     ------------     ------------     ------------
          Net change in contract
                  owners' equity        9,249,759       10,257,722            5,862        1,253,162
Contract owners' equity:
   Beginning of period ..........      41,949,830       31,692,108        3,290,700        2,037,538
                                     ------------     ------------     ------------     ------------

   End of period ................    $ 51,199,589     $ 41,949,830     $  3,296,562     $  3,290,700
                                     ============     ============     ============     ============


                                      ---------------------------------------------------------------

                                                    BOND                             OMNI
                                                 SUBACCOUNT                       SUBACCOUNT
                                            1997             1996            1997             1996
                                      -----------------------------     -----------------------------

Investment activity:
   Reinvested dividends .........    $    304,389     $    226,135     $  1,160,217     $    747,014
   Risk and administrative
     expense (note 4) ...........         (37,277)         (36,260)        (366,772)        (280,432)
                                     ------------     ------------     ------------     ------------

       Net investment activity ..         267,112          189,875          793,445          466,582
                                     ------------     ------------     ------------     ------------

   Realized and Unrealized gain
    (loss) on investments:
     Reinvested capital gains ...               0                0        1,890,389          412,872
     Realized gain (loss) .......           9,585            2,900          336,734          257,649
     Unrealized gain (loss) .....           9,839          (90,712)       2,383,188        2,449,471
                                     ------------     ------------     ------------     ------------
       Net gain (loss) on
       investments ..............          19,424          (87,812)       4,610,311        3,119,992
                                     ------------     ------------     ------------     ------------
         Net increase in contract
             owners' equity from
                      operations          286,536          102,063        5,403,756        3,586,574
                                     ------------     ------------     ------------     ------------

Equity transactions:
   Sales:
     Contract purchase payments .         603,328        1,155,848        5,250,592        4,888,382
     Transfers from fixed and
       other subaccounts ........         269,253          131,700        2,044,821          758,248
                                     ------------     ------------     ------------     ------------

                                          872,581        1,287,548        7,295,413        5,646,630
                                     ------------     ------------     ------------     ------------
   Redemptions:
     Withdrawals and surrenders
       (note 4) .................         388,407          165,387        1,339,733        1,071,876
     Annuity and death benefit
       payments .................          94,120          152,376          755,570          513,108
     Transfers to fixed and
       other subaccounts ........         411,379          811,891        1,143,175          422,833
                                     ------------     ------------     ------------     ------------

                                          893,906        1,129,654        3,238,478        2,007,817
                                     ------------     ------------     ------------     ------------

       Net equity transactions ..         (21,325)         157,894        4,056,935        3,638,813
                                     ------------     ------------     ------------     ------------
          Net change in contract
                  owners' equity          265,211          259,957        9,460,691        7,225,387
Contract owners' equity:
   Beginning of period ..........       3,622,964        3,363,007       30,345,958       23,120,571
                                     ------------     ------------     ------------     ------------

   End of period ................    $  3,888,175     $  3,622,964     $ 39,806,649     $ 30,345,958
                                     ============     ============     ============     ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OHIO NATIONAL VARIABLE ACCOUNT B

Statements of Operations and Changes in Contract Owners' Equity      For the Years Ended December 31, 1997 and 1996


                                     -----------------------------     -----------------------------

                                               International                 Capital Appreciation
                                                Subaccount                        Subaccount
                                           1997            1996              1997            1996
                                     -----------------------------     -----------------------------

Investment activity:
  Reinvested dividends ..........    $  2,244,641     $    981,345     $    322,567     $    180,951
  Risk and administrative
    expense (note 4) ............        (347,234)        (257,125)         (92,618)         (54,570)
                                     ------------     ------------     ------------     ------------

       Net investment activity          1,897,407          724,220          229,949          126,381
                                     ------------     ------------     ------------     ------------

  Realized and Unrealized gain
    (loss) on investments:
    Reinvested capital gains ....       3,070,013          333,798          582,279          109,158
    Realized gain (loss) ........         190,288           79,728           84,309           30,377
    Unrealized gain (loss) ......      (4,866,712)       1,719,537          343,154          504,086
                                     ------------     ------------     ------------     ------------
       Net gain (loss) on
         investments ............      (1,606,411)       2,133,063        1,009,742          643,621
                                     ------------     ------------     ------------     ------------
         Net increase in contract
           owners' equity from
                    operations ..         290,996        2,857,283        1,239,691          770,002
                                     ------------     ------------     ------------     ------------


Equity transactions:
  Sales:
    Contract purchase payments ..       5,276,398        8,429,938        2,516,544        3,315,552
    Transfers from fixed and
      other subaccounts .........       2,309,643        1,863,354          914,954          751,976
                                     ------------     ------------     ------------     ------------

                                        7,586,041       10,293,292        3,431,498        4,067,528
                                     ------------     ------------     ------------     ------------
  Redemptions:
    Withdrawals and surrenders
      (note 4) ..................       1,642,899          548,297          331,493          147,548
    Annuity and death benefit
      payments ..................         346,407           61,829          163,057           70,615
    Transfers to fixed and
      other subaccounts .........       3,450,498          495,366          720,874          223,703
                                     ------------     ------------     ------------     ------------

                                        5,439,804        1,105,492        1,215,424          441,866
                                     ------------     ------------     ------------     ------------

       Net equity transactions ..       2,146,237        9,187,800        2,216,074        3,625,662
                                     ------------     ------------     ------------     ------------
         Net change in contract
                 owners' equity .       2,437,233       12,045,083        3,455,765        4,395,664
Contract owners' equity:
  Beginning of period ...........      29,922,490       17,877,407        7,614,976        3,219,312
                                     ------------     ------------     ------------     ------------

  End of period .................    $ 32,359,723     $ 29,922,490     $ 11,070,741     $  7,614,976
                                     ============     ============     ============     ============


                                     ---------------------------------------------------------------

                                                  Small Cap                     Global Contrarian
                                                 Subaccount                        Subaccount
                                           1997            1996              1997              1996
                                     -----------------------------     -----------------------------

Investment activity:
  Reinvested dividends ..........    $          0     $          0     $    156,117     $     39,174
  Risk and administrative
    expense (note 4) ............         (67,341)         (36,692)         (35,068)         (13,771)
                                     ------------     ------------     ------------     ------------

       Net investment activity            (67,341)         (36,692)         121,049           25,403
                                     ------------     ------------     ------------     ------------

  Realized and Unrealized gain
    (loss) on investments:
    Reinvested capital gains ....         340,215           72,856          225,190            2,863
    Realized gain (loss) ........         224,164           32,011           16,821           19,118
    Unrealized gain (loss) ......          15,964          532,154          (21,916)          76,648
                                     ------------     ------------     ------------     ------------
       Net gain (loss) on
         investments ............         580,343          637,021          220,095           98,629
                                     ------------     ------------     ------------     ------------
         Net increase in contract
           owners' equity from
                    operations ..         513,002          600,329          341,144          124,032
                                     ------------     ------------     ------------     ------------

Equity transactions:
  Sales:
    Contract purchase payments ..       2,017,304        2,996,882        1,251,164        2,082,521
    Transfers from fixed and
      other subaccounts .........       1,420,443          633,847          170,573          359,416
                                     ------------     ------------     ------------     ------------

                                        3,437,747        3,630,729        1,421,737        2,441,937
                                     ------------     ------------     ------------     ------------
  Redemptions:
    Withdrawals and surrenders
      (note 4) ..................         199,300           25,917           73,776            3,208
    Annuity and death benefit
      payments ..................         114,225           17,894           10,451              653
    Transfers to fixed and
      other subaccounts .........       1,533,908          463,197          305,705           76,474
                                     ------------     ------------     ------------     ------------

                                        1,847,433          507,008          389,932           80,335
                                     ------------     ------------     ------------     ------------

       Net equity transactions ..       1,590,314        3,123,721        1,031,805        2,361,602
                                     ------------     ------------     ------------     ------------
         Net change in contract
                 owners' equity .       2,103,316        3,724,050        1,372,949        2,485,634
Contract owners' equity:
  Beginning of period ...........       5,877,652        2,153,602        2,829,370          343,736
                                     ------------     ------------     ------------     ------------

 End of period ..................    $  7,980,968     $  5,877,652     $  4,202,319     $  2,829,370
                                     ============     ============     ============     ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OHIO NATIONAL VARIABLE ACCOUNT B


Statements of Operations and Changes in Contract Owners' Equity      For the Years Ended December 31, 1997 and 1996

                                       ---------------------------     ---------------------------    ----------------------------
                                                                          S&P 500         SOCIAL           CORE           GROWTH &
                                             AGGRESSIVE GROWTH             INDEX        AWARENESS         GROWTH          INCOME
                                                 SUBACCOUNT              SUBACCOUNT     SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                             1997           1996          1997 (a)       1997 (a)         1997 (a)       1997 (a)
                                       ---------------------------     ---------------------------     ----------------------------

Investment activity:
  Reinvested dividends ............    $    24,960     $   206,544     $    80,558     $     1,543     $       677     $    17,879
  Risk and administrative
    expense (note 4) ..............        (22,884)        (12,377)        (13,199)           (893)        (12,251)        (15,025)
                                       -----------     -----------     -----------     -----------     -----------     -----------

       Net investment activity ....          2,076         194,167          67,359             650         (11,574)          2,854
                                       -----------     -----------     -----------     -----------     -----------     -----------

  Realized and Unrealized gain
    (loss) on investments:
    Reinvested capital gains ......          9,445               0         214,773          41,906               0         188,226
    Realized gain (loss) ..........         (3,600)        (18,436)         18,269           3,569          (1,492)         15,141
    Unrealized gain (loss) ........        251,639        (147,209)         (1,444)        (48,651)        (10,224)        252,549
                                       -----------     -----------     -----------     -----------     -----------     -----------
       Net gain (loss) on
         investments ..............        257,484        (165,645)        231,598          (3,176)        (11,716)        455,916
                                       -----------     -----------     -----------     -----------     -----------     -----------
         Net increase (decrease) in
           contract owners' equity
                 from operations ..        259,560          28,522         298,957          (2,526)        (23,290)        458,770
                                       -----------     -----------     -----------     -----------     -----------     -----------

Equity transactions:
  Sales:
    Contract purchase payments ....        918,978       1,164,982       1,870,709         209,214       1,316,710       2,115,562
    Transfers from fixed and
      other subaccounts ...........        487,071         261,060         993,810         371,231       1,012,047       1,542,997
                                       -----------     -----------     -----------     -----------     -----------     -----------

                                         1,406,049       1,426,042       2,864,519         580,445       2,328,757       3,658,559
                                       -----------     -----------     -----------     -----------     -----------     -----------
  Redemptions:
    Withdrawals and surrenders
      (note 4) ....................        156,262           2,702          42,369             926          35,495          31,579
    Annuity and death benefit
      payments ....................         18,510           5,982           1,497             903           4,808           7,519
    Transfers to fixed and
      other subaccounts ...........        401,846         300,897         243,925          64,978         657,913         190,924
                                       -----------     -----------     -----------     -----------     -----------     -----------

                                           576,618         309,581         287,791          66,807         698,216         230,022
                                       -----------     -----------     -----------     -----------     -----------     -----------

       Net equity transactions ....        829,431       1,116,461       2,576,728         513,638       1,630,541       3,428,537
                                       -----------     -----------     -----------     -----------     -----------     -----------
         Net change in contract
                 owners' equity ...      1,088,991       1,144,983       2,875,685         511,112       1,607,251       3,887,307

  Beginning of period .............      1,737,423         592,440               0               0               0               0
                                       -----------     -----------     -----------     -----------     -----------     -----------

  End of period ...................    $ 2,826,414     $ 1,737,423     $ 2,875,685     $   511,112     $ 1,607,251     $ 3,887,307
                                       ===========     ===========     ===========     ===========     ===========     ===========

(a) Period from January 3, 1997, date of commencement of operations.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OHIO NATIONAL VARIABLE ACCOUNT B
Notes to Financial Statements


(1)  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Ohio National Variable Account B (the Account) is a separate account of The Ohio National Life Insurance Company (ONLIC) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The account has been registered as a unit investment trust under the Investment Company Act of 1940.

     Assets of the Account are invested in shares of Ohio National, Fund, Inc. (The Fund), a diversified open-end management investment company. The Fund's investments are subject to varying degrees of market, interest and financial risks; the issuers' abilities to meet certain obligations may be affected by economic developments in their respective industries.

     Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table. The assumed interest rate is 3.5 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and express risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

     Investments are valued at the net asset value of fund shares held at December 31, 1997. Share transactions are recorded on the trade date. Income and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains of loss is determined on the basis of average cost.

     ONLIC performs investment advisory services on behalf of the Ohio National Fund, Inc. in which the Account invests. For these services, the Company receives fees from the mutual funds. These fees are paid to an affiliate of the Company.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENTS

     At December 31, 1997 the aggregate cost and number of shares of Ohio National Fund, Inc. owned by the respective subaccounts were:


                                      MONEY                                                     CAPITAL
                       EQUITY         MARKET          BOND          OMNI       INTERNATIONAL  APPRECIATION    SMALL CAP
                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                     ----------     ----------     ----------    ----------      ----------    ----------     ----------
Aggregate Cost .    $35,920,635    $ 3,296,562    $ 3,813,437    $30,768,380    $33,918,351    $10,032,515    $ 7,159,096
Number of Shares      1,444,602        329,656        364,129      1,889,706      2,415,806        817,995        426,357


                       GLOBAL       AGGRESSIVE      S&P 500         SOCIAL          CORE         GROWTH &
                     CONTRARIAN       GROWTH         INDEX         AWARENESS       GROWTH         INCOME
                     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                     ----------     ----------     ----------     ----------     ----------     ----------
Aggregate Cost .    $ 4,140,024    $ 2,702,970    $ 2,877,129    $   559,763    $ 1,617,474    $ 3,634,758
Number of Shares        358,284        254,930        245,261         44,838        165,970        302,467

(3)  CONTRACTS IN ACCUMULATION PERIOD

     At December 31, 1997 the accumulation units and value per unit of the respective subaccounts and products were:


                             ACCUMULATION UNITS         VALUE PER UNIT
                             ------------------         --------------
EQUITY SUBACCOUNT
     Combination ..........      22,582.1410               140.954452
     Back Load ............       1,120.6840                71.972334
     Top I ................      23,678.459                 62.460938
     Top Tradition ........     695,573.8834                52.704246
     Top Plus .............     488,395.8933                17.616774

OHIO NATIONAL VARIABLE ACCOUNT B
Notes to Financial Statements (Continued)


                                         ACCUMULATION UNITS      VALUE PER UNIT
                                         ------------------      --------------

MONEY MARKET SUBACCOUNT
     VIA ..........................         27,552.7660             27.253241
     Top I ........................          6,101.7720             20.666372
     Top Tradition ................         80,527.6445             18.483863
     Top Plus .....................         72,534.2486             11.797028

BOND SUBACCOUNT
     Top I ........................            722.6030             29.994642
     Top Tradition ................        103,697.5488             25.118862
     Top Plus .....................         98,783.8579             12.390067

OMNI SUBACCOUNT
     Top I ........................         52,425.6340             39.215015
     Top Tradition ................        744,774.0613             38.967842
     Top Plus .....................        513,133.5481             16.311837

INTERNATIONAL SUBACCOUNT
     Top I ........................         15,613.3480             16.815772
     Top Tradition ................      1,230,232.2118             16.815772
     Top Plus .....................        770,711.8882             14.804324

CAPITAL APPRECIATION SUBACCOUNT
     Top I ........................          1,425.9570             14.832378
     Top Tradition ................        372,993.0477             14.832378
     Top Plus .....................        333,644.8079             16.536198

SMALL CAP SUBACCOUNT
     Top Tradition ................        212,466.8746             15.240569
     Top Plus .....................        238,023.2495             19.926004

GLOBAL CONTRARIAN SUBACCOUNT
     Top Tradition ................        106,262.4426             12.399654
     Top Plus .....................        216,927.7044             13.297985

AGGRESSIVE  GROWTH SUBACCOUNT
     Top Tradition ................        109,334.2537             11.646359
     Top Plus .....................        110,591.6656             14.043267

S&P 500 INDEX SUBACCOUNT
     Top Tradition ................        103,760.9007             13.031676
     Top Plus .....................        116,679.1507             13.057227

SOCIAL AWARENESS SUBACCOUNT
     Top Tradition ................         25,631.8618             12.426744
     Top Plus .....................         15,467.7703             12.451138

CORE GROWTH SUBACCOUNT
     Top Tradition ................         89,829.5054              9.586403
     Top Plus .....................         77,677.1403              9.605255

GROWTH & INCOME SUBACCOUNT
     Top Tradition ................        144,903.1720             13.509406
     Top Plus .....................        142,565.2860             13.535914

OHIO NATIONAL VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(4)  RISK AND ADMINISTRATIVE EXPENSE

     ONLIC charges the Account's assets at the end of each day, equal to 0.25% on an annual basis, of the contract value for administrative expenses, based on premiums established at the time the contracts are issued.

     Although variable annuity payments differ according to the investment performance of the Accounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts' assets for assuming those risks, based on the contract value at a rate presently ranging from 0.65% to 1.05% for mortality and expense risk on an annual basis.

     The expense risk assumed by ONLIC is the risk that the deductions for sales and administrative expenses provided for in the variable annuity contracts may prove insufficient to cover the cost of those terms.

     The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

(5)  CONTRACT CHARGES

     No deduction for a sales charge is made from purchase payments. A contingent deferred sales charge ranging from 0% to 6% may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of accumulation value is made before the annuity payout date.

     A transfer fee is charged for each transfer from one subaccount to another. The fee is charged against the contract owner's equity in the subaccount from which the transfer is effected.

     State premium taxes presently range from 0% to 2 1/2% for these contracts. In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Elsewhere, they will be deducted from purchase payments.

     Each year on the contract anniversary (or at the time of surrender of the contract), ONLIC will deduct a contract administration charge of $35 from the accumulation value to reimburse it for the expenses relating to the maintenance of the contract. Total contract charges for the Account amounted to approximately $80,000 during 1997.

(6)  FEDERAL INCOME TAXES

     Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed as a life insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon termination or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account on redemption of the Fund shares.

(7)  NOTE TO SCHEDULE 1

     Schedule 1 presents the components of the change in the unit values, which are based on average unit values and are the basis for determining contract owners' equity. This schedule is presented for each series, as applicable, in the following format:
     -  Beginning unit value
     -  Reinvested capital gains and dividends
        (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual fund.)
     -  Unrealized gain (loss)
        This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the fund.)
     -  Expenses
        (This amount reflects the decrease in the unit value due to Risk and Administrative Expenses discussed in note 4 to the financial statements.)
     -  Ending unit value
     -  Percentage increase (decrease) in unit value

OHIO NATIONAL VARIABLE ACCOUNT B  For the Years Ended December 31, 1997 and 1996
SCHEDULES OF CHANGES IN UNIT VALUES                                   SCHEDULE 1



                                                                               EQUITY SUBACCOUNT B
                                                                               -------------------
                                                                                                      TOP
1997                                                  COMBINATION     BACK LOAD        TOP I       TRADITION      TOP PLUS
Beginning unit value ...........................       120.477605     61.577580      53.439888     45.092323     15.042658
Reinvested capital gains and dividends .........        10.208326      5.106364       4.528857      3.823418      1.281131
Realized and unrealized gain ...................        11.600238      6.037046       5.260339      4.336844      1.443261
Expenses .......................................        -1.331717     -0.748656      -0.768146     -0.548339     -0.150276
Ending unit value ..............................       140.954452     71.972334      62.460938     52.704246     17.616774
Percentage increase in unit value* .............             17.0%         16.9%          16.9%         16.9%         17.1%


                                                                                                      TOP
1996                                                  COMBINATION     BACK LOAD        TOP I       TRADITION      TOP PLUS
Beginning unit value ...........................       102.816617     52.603280      45.651565     38.520577     12.824740
Reinvested capital gains and dividends .........         4.730442      2.472551       2.098892      1.774973      0.594240
Realized and unrealized gain ...................        14.044744      7.129052       6.332974      5.256615      1.749688
Expenses .......................................        -1.114198     -0.627303      -0.643543     -0.459842     -0.126010
Ending unit value ..............................       120.477605     61.577580      53.439888     45.092323     15.042658
Percentage increase in unit value* .............        17.2%         17.1%          17.1%         17.1%         17.3%



* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                     MONEY MARKET SUBACCOUNT B
                                                                     -------------------------
                                                                                       TOP
1997                                                       VIA          TOP I        TRADITION     TOP PLUS
Beginning unit value ...........................        26.200345     19.867953      17.734674     11.296489
Reinvested dividends ...........................         1.400130      1.102329       0.948293      0.604483
Expenses .......................................        -0.347234     -0.303910      -0.199104     -0.103944
Ending unit value ..............................        27.253241     20.666372      18.483863     11.797028
Percentage increase in unit value* .............              4.0%          4.0%           4.2%          4.4%

                                                                                        TOP
1996                                                       VIA          TOP I        TRADITION     TOP PLUS
Beginning unit value ...........................        25.237165     19.137562      17.048698     10.837896
Reinvested dividends ...........................         1.297471      1.022907       0.877627      0.558622
Expenses .......................................        -0.334291     -0.292516      -0.191651     -0.100029
Ending unit value ..............................        26.200345     19.867953      17.734674     11.296489
Percentage increase in unit value* .............              3.8%          3.8%           4.0%          4.2%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                              BOND SUBACCOUNT B
                                                                              -----------------
                                                                 TOP                                        TOP
                                                  TOP I       TRADITION       TOP PLUS        TOP I      TRADITION      TOP PLUS
                                                   1997          1997           1997          1996          1996          1996
Beginning unit value .......................    27.749128     23.238374      11.439849     27.051775     22.654830     11.130129
Reinvested capital gains and dividends .....     2.357086      2.009537       0.990649      1.733738      1.569071      0.714445
Realized and unrealized gain (loss) ........     0.255215      0.135333       0.066183     -0.686463     -0.717650     -0.304915
Expenses ...................................    -0.366787     -0.264382      -0.106614     -0.349922     -0.267877     -0.099810
Ending unit value ..........................    29.994642     25.118862      12.390067     27.749128     23.238374     11.439849
Percentage increase in unit value* .........          8.1%          8.1%           8.3%          2.6%          2.6%          2.8%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                              OMNI SUBACCOUNT B
                                                                              -----------------
                                                                TOP                                        TOP
                                                  TOP I      TRADITION       TOP PLUS        TOP I      TRADITION      TOP PLUS
                                                  1997          1997           1997          1996          1996          1996
Beginning unit value .......................   33.556721     33.345205      13.930650     29.362718     29.177631     12.165280
Reinvested capital gains and dividends .....    3.191565      3.175753       1.337575      1.374026      1.365954      0.572930
Realized and unrealized gain ...............    2.944887      2.849373       1.182291      3.226767      3.143948      1.309928
Expenses ...................................   -0.478158     -0.402489      -0.138679     -0.406790     -0.342328     -0.117488
Ending unit value ..........................   39.215015     38.967842      16.311837     33.556721     33.345205     13.930650
Percentage increase in unit value* .........        16.9%         16.9%          17.1%         14.3%         14.3%         14.5%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)

                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B  For the Years Ended December 31, 1997 and 1996
SCHEDULES OF CHANGES IN UNIT VALUES                       SCHEDULE 1 (CONTINUED)



                                                                            INTERNATIONAL SUBACCOUNT B
                                                                            --------------------------
                                                                  TOP                                        TOP
                                                    TOP I      TRADITION       TOP PLUS        TOP I      TRADITION      TOP PLUS
                                                    1997          1997           1997          1996           1996         1996
Beginning unit value .......................     16.648702     16.648702      14.628252     14.702847     14.702847     12.892796
Reinvested capital gains and dividends .....      2.764188      2.768733       2.437006      0.851068      0.851804      0.751086
Realized and unrealized gain (loss) ........     -2.370177     -2.409394      -2.122495      1.301686      1.269443      1.110911
Expenses ...................................     -0.226941     -0.192269      -0.138439     -0.206899     -0.175392     -0.126541
Ending unit value ..........................     16.815772     16.815772      14.804324     16.648702     16.648702     14.628252
Percentage increase in unit value* .........           1.0%          1.0%           1.2%         13.2%         13.2%         13.5%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                        CAPITAL APPRECIATION SUBACCOUNT B
                                                                        ---------------------------------
                                                                TOP                                        TOP
                                                    TOP I      TRADITION       TOP PLUS        TOP I      TRADITION      TOP PLUS
                                                    1997          1997           1997          1996          1996          1996
Beginning unit value .......................     13.018249     13.018249      14.484990     11.370573     11.370573     12.626458
Reinvested capital gains and dividends .....      1.459371      1.353678       1.510988      0.636859      0.651286      0.721507
Realized and unrealized gain ...............      0.547579      0.612984       0.679532      1.169741      1.130864      1.258902
Expenses ...................................     -0.192821     -0.152533      -0.139312     -0.158924     -0.134474     -0.121877
Ending unit value ..........................     14.832378     14.832378      16.536198     13.018249     13.018249     14.484990
Percentage increase in unit value* .........          13.9%         13.9%          14.2%         14.5%         14.5%         14.7%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                       SMALL CAP SUBACCOUNT B
                                                                       ----------------------
                                                    TOP                                        TOP
                                                 TRADITION      TOP PLUS                    TRADITION      TOP PLUS
                                                    1997          1997                         1996          1996
--------------------                             ---------     ---------                    ---------     ---------
Beginning unit value .......................     14.205207     18.535631                    12.201273     15.889068
Reinvested capital gains and dividends .....      0.712729      0.925742                     0.250703      0.322062
Realized and unrealized gain ...............      0.481686      0.633671                     1.901925      2.480816
Expenses ...................................     -0.159053     -0.169040                    -0.148694     -0.156315
Ending unit value ..........................     15.240569     19.926004                    14.205207     18.535631
Percentage increase in unit value* .........           7.3%          7.5%                        16.4%         16.7%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)

                                                                          GLOBAL CONTRARIAN SUBACCOUNT B
                                                                          ------------------------------
                                                           TOP                                        TOP
                                                        TRADITION      TOP PLUS                    TRADITION      TOP PLUS
                                                           1997          1997                         1996          1996
Beginning unit value ............................       11.226306     12.015818                    10.125502     10.816003
Reinvested capital gains and dividends ..........        1.258838      1.342953                     0.306810      0.328881
Realized and unrealized gain ....................        0.047914      0.055657                     0.914409      0.976558
Expenses ........................................       -0.133404     -0.116443                    -0.120415     -0.105624
Ending unit value ...............................       12.399654     13.297985                    11.226306     12.015818
Percentage increase in unit value* ..............            10.5%         10.7%                        10.9%         11.1%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)


                                                                          AGGRESSIVE GROWTH SUBACCOUNT B
                                                                          ------------------------------
                                                           TOP                                        TOP
                                                        TRADITION      TOP PLUS                    TRADITION      TOP PLUS
                                                           1997          1997                         1996          1996
Beginning unit value ............................       10.463801     12.592390                    10.499375     12.610012
Reinvested capital gains and dividends ..........        0.166508      0.199675                     1.647013      1.986612
Realized and unrealized gain (loss) .............        1.139120      1.371956                    -1.570429     -1.893528
Expenses ........................................       -0.123070     -0.120754                    -0.112158     -0.110706
Ending unit value ...............................       11.646359     14.043267                    10.463801     12.592390
Percentage increase (decrease) in unit value* ...            11.3%         11.5%                        -0.3%         -0.1%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)



                                                                     (continued)

OHIO NATIONAL VARIABLE ACCOUNT B For the Years Ended December 31, 1997 and 1996
SCHEDULES OF CHANGES IN UNIT VALUES                       SCHEDULE 1 (CONTINUED)


                                                            S&P 500 INDEX B                           SOCIAL AWARENESS B
                                                            ---------------                           ------------------
                                                        ** TOP                                     ** TOP
1997                                                    TRADITION    **TOP PLUS                    TRADITION    **TOP PLUS
Beginning unit value ............................       10.000000     10.000000                    10.000000     10.000000
Reinvested capital gains and dividends ..........        2.499495      2.490086                     4.834445      4.828324
Realized and unrealized gain (loss) .............        0.668057      0.677904                    -2.269135     -2.263938
Expenses ........................................       -0.135876     -0.110763                    -0.138566     -0.113248
Ending unit value ...............................       13.031676     13.057227                    12.426744     12.451138
Percentage increase in unit value* ..............            30.3%         30.6%                        24.3%         24.5%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)
**   Period from January 3, 1997, date of commencement of operations


                                                              CORE GROWTH B                              GROWTH & INCOME B
                                                              -------------                              -----------------
                                                          ** TOP                                     ** TOP
1997                                                    TRADITION    **TOP PLUS                    TRADITION    **TOP PLUS
Beginning unit value ............................       10.000000     10.000000                    10.000000     10.000000
Reinvested capital gains and dividends ..........        0.005109      0.005028                     1.535845      1.544030
Realized and unrealized gain (loss) .............       -0.309975     -0.312071                     2.111071      2.104988
Expenses ........................................       -0.108731     -0.087702                    -0.137510     -0.113104
Ending unit value ...............................        9.586403      9.605255                    13.509406     13.535914
Percentage increase (decrease) in unit value* ...            -4.1%         -3.9%                        35.1%         35.4%

* An annualized rate of return cannot be determined as expenses do not include the contract charges discussed in note (5)
**   Period from January 3, 1997, date of commencement of operations



    THE ACCOMPANYING NOTES ARE A INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


The following financial statements of the Registrant are to be included in Part B of this Registration Statement:


         Independent Auditors' Report of KPMG Peat Marwick LLP dated January 30, 1998

         Statements of Assets and Contract Owners' Equity dated December 31,
         1997

         Statement of Operations and Changes in Contract Owners' Equity for the Years Ended December 31, 1997 and 1996

         Notes to Financial Statements dated December 31, 1997

         Schedules of Changes in Unit Values for the Years Ended December 31, 1997 and 1996


The following consolidated financial statements of the Depositor and its subsidiaries are also to be included in Part B of this Registration Statement:


         Independent Auditors' Report of KPMG Peat Marwick LLP dated February 12, 1998

         Consolidated Balance Sheets dated December 31, 1997 and 1996

         Consolidated Statements of Income for the Years Ended December 31, 1997, 1996 and 1995

         Consolidated Statements of Equity for the Years Ended December 31, 1997, 1996 and 1995

         Consolidated Statements of Cash Flows for the Years Ended December 31, 1997, 1996 and 1995

         Notes to Consolidated Financial Statements dated December 31, 1997, 1996 and 1995

The following financial information is included in Part A of this Registration
Statement:

         Accumulation Unit Values

Consents of the Following Persons:


         KPMG Peat Marwick LLP


Exhibits:

All relevant exhibits, which have previously been filed with the Commission and are incorporated herein by reference, are as follows:

         (1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant's registration statement on Form S-6 on August 3, 1982 (File no. 2-78653).

         (3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of Form N-4, Post-effective Amendment no. 21 of Ohio National Variable Account A (File no. 2-91213).

         (3) (b) Registered Representative's Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant's Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91214).

         (3)(c) (Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant's registration statement on Form S-6 on May 18, 1984 (File no. 2-91214).


         (3)(d) Variable Contract Distribution Agreements (with compensation schedules) between the Depositor and Ohio National Equities, Inc. were filed as Exhibit (3)(d) of Post-effective Amendment no. 23 of Ohio National Variable Account A registration statement on Form N-4 (File no. 2-91213).


         (4) Combination Annuity Contract, Form 93-VB-1, was filed as Exhibit (4) of the Registrant's Form N-4 on May 6, 1993 (File No. 33-62284).

         (5)(a) Single Purchase Payment Variable Annuity Application, Form V-4891-B, was filed as Exhibit (5)(a) of the Registrant's Form N-4 on April 25, 1996 (File No. 33-62284).

         (6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060).

         (6) (b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811- 3060).


         (8) Powers of Attorney by certain Directors of the Depositor were filed as Exhibit (8) of Post-effective Amendment no. 22 of Ohio National Variable Account A registration statement on Form N-4 on March 2, 1998 (File no. 2-91213).

        (13) Computation of Performance Data was filed as Exhibit no. (13) of the Form N-4 for Ohio National Variable Account A, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43511.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------
Neil A. Armstrong                          Director
4635 Drake Road
Cincinnati, Ohio 45243

Trudy K. Backus*                           Vice President, Individual Insurance Services

Thomas A. Barefield*                       Senior Vice President, Institutional Sales

Howard C. Becker*                          Senior Vice President, Individual Insurance & Corporate Services

Ronald L. Benedict*                        Corporate Vice President, Counsel and Secretary

Michael A. Boedeker*                       Vice President, Fixed Income Securities

Robert A. Bowen*                           Senior Vice President, Information Systems

Roylene M. Broadwell*                      Vice President and Treasurer

Joseph P. Brom*                            Senior Vice President & Chief Investment Officer

Dale P. Brown                              Director
36 East Seventh Street
Cincinnati, Ohio 45202

Jack E. Brown                              Director
50 E. Rivercenter Blvd.
Covington, Kentucky 41011

William R. Burleigh                        Director
One West Fourth Street
Suite 1100
Cincinnati, Ohio 45202

Victoria B. Buyniski                       Director
2343 Auburn Avenue
Cincinnati, Ohio 45219

Raymond R. Clark                           Director
201 East Fourth Street
Cincinnati, Ohio 45202

David W. Cook*                             Senior Vice President and Actuary

Dr. Alvin H. Crawford                      Director
Children's Hospital Medical Center
Department of Orthopedics
Elland and Bethesda Avenues
Cincinnati, Ohio 45229

Robert M. DiTommaso*                       Vice President, Career Marketing

Ronald J. Dolan*                           Senior Vice President and Chief Financial Officer

Michael J. Ferry*                          Vice President, Information Systems

Michael F. Haverkamp*                      Vice President and Counsel

John A. Houser III*                        Vice President, Claims


Name and Principal                         Positions and Offices
Business Address                           with Depositor
----------------                           --------------

Bannus B. Hudson                           Director
One Eastwood Drive
Cincinnati, Ohio 45227


David G. McClure*                          Vice President, Variable Product Sales


Charles S. Mechem, Jr.                     Director
One East Fourth Street
Cincinnati, Ohio 45202

James I. Miller II*                        Vice President, Marketing Support



Thomas O. Olson*                           Vice President, Underwriting

David B. O'Maley*                          Director, Chairman, President and Chief Executive Officer


James F. Orr                               Director
201 East Fourth Street
Cincinnati, Ohio  45202


John J. Palmer*                            Senior Vice President, Strategic Initiatives

George B. Pearson, Jr.*                    Vice President, PGA Marketing




J. Donald Richardson*                      Senior Regional Vice President

D. Gates Smith*                            Senior Vice President, Sales

Michael D. Stohler*                        Vice President, Mortgages and Real Estate

Stuart G. Summers*                         Senior Vice President and General Counsel

Oliver W. Waddell                          Director
425 Walnut Street
Cincinnati, Ohio 45202




Dr. David S. Williams*                     Vice President and Medical Director

Stephen T. Williams*                       Vice President, Equity Investments




*The principal business address for these individuals is One Financial Way, Cincinnati, Ohio 45242.

--------------------------------------------------------------------------------
              THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
      A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
--------------------------------------------------------------------------------





-------------------------------       -----------------------------
ENTERPRISE PARK, INC.                 OHIO NATIONAL EQUITIES INC.

A GEORGIA CORPORATION                 A BROKER/DEALER
REAL ESTATE DEVELOPMENT COMPANY       CAPITALIZED BY ONLI @ $30,000
CAPITALIZED BY ONLI $50,000


-------------------------------       --------------------------------
Pres. & Dir.        M. Stohler        Chm. & Dir.         D. O'Maley

V.P. & Dir.         J. Brom           Pres. & Dir.        J. Palmer

Secy. & Dir.        J. Fischer        VP & Dir.           T. Backus

Treas. & Dir.       D. Taney          VP & Dir.           J. Miller

                                      Sr. VP              T. Barefield

                                      Secretary & Dir.    R. Benedict

                                      Treasurer           B. Turner

                                      Compliance Officer  J. Dunn

                                      Asst. Secy.         M. Haverkamp



-------------------------------       --------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  THE OHIO NATIONAL LIFE INSURANCE COMPANY/CINCINNATI
                        A MUTUAL LIFE INSURANCE COMPANY INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------------------------------------------------------------------------------------------
                                                   S E P A R A T E  A C C O U N T S
                                                   --------------------------------
                                                          A  B  C  D  E  F
                                                   --------------------------------

-------------------------------    ------------------------------            -------------------------------------
OHIO NATIONAL INVESTMENTS, INC.    THE O.N. EQUITY SALES COMPANY             OHIO NATIONAL LIFE
                                                                             ASSURANCE CORPORATION
AN INVESTMENT ADVISER              AN OHIO CORPORATION                       AN OHIO CORPORATION
CAPITALIZED BY ONLI @ $10,000      A BROKER/DEALER                           A STOCK LIFE INSURANCE COMPANY
                                   CAPITALIZED BY ONLI @ $790,000            CAPITALIZED BY ONLI @ $32,000,000
                                                                             INCORPORATED UNDER THE LAWS OF OHIO
-------------------------------    ------------------------------            ------------------------------------
                                   Chm. & Dir.         D. O'Maley            Chm./Pres/.CEO & Dir.  D. O'Maley
Pres. & Dir.        J. Brom                                                  Sr. VP & Dir.          R. Dolan
                                   Pres. & Dir.        J. Palmer             Sr. VP & Dir.          J. Palmer
VP & Dir.           M. Boedeker                                              Sr. VP & Dir.          S. Summers
                                   V.P. & Dir.         M. Haverkamp          Sr. VP & Dir.          J. Brom
VP & Dir.           M. Stohler                                               Sr. VP                 T. Barefield
                                   Secy. & Dir.        R. Benedict           Sr. Vice Pres.         D. Cook
VP & Dir.           S. Williams                                              Sr. Vice Pres.         G. Smith
                                   Director            B. DiTommaso          Vice Pres. & Treas.    R. Broodwell
Treasurer           D. Taney                                                 Vice President         M. Boedeker
                                   Treasurer           B. Turner             Vice President         R. DiTommaso
Secretary           R. Benedict                                              Vice President         T. Backus
                                   Compliance Director J. Dunn               Vice President         G. Pearson
VP                  K. Hanson                                                Vice President         D. Pennington
VP                  D. Hundley                                               Vice President         M. Stohler
VP                  J. Martin                                                Vice Pres.             J. Houser
                                                                             VP & Secy.             R. Benedict
                                                                             Asst. Secy.            J. Fischer
                                                                             Asst. Actuary          K. Flischel
-------------------------------    ------------------------------           ------------------------------------
                                                                                       SEPARATE ACCOUNT
                                                                          -------------------------------------
                                                                                              R
                                                                                             ---
                                  <= Advisor to  Advisor to =>
                 --------------------------------------------------------
------------------                    --------------------------------          --------------------------------
ONE FUND, INC.                        O.N. INVESTMENT MANAGEMENT CO.            OHIO NATIONAL FUND

A MARYLAND CORPORATION                AN OHIO CORPORATION                       A MARYLAND CORPORATION
AN OPEN END DIVISIFIED                A FINANCIAL ADVISORY SERVICE              AN OPEN END DIVERSIFIED
MANAGEMENT INVESTMENT COMPANY         CAPITALIZED BY ONESCO @ $145,000          MANAGEMENT INVESTMENT COMPANY
-----------------------------         --------------------------------          --------------------------------
Pres. & Dir.        J. Palmer         Pres. & Dir.        J. Palmer             Pres. & Dir.        J. Palmer
Vice. Pres.         M. Boedeker                                           ----- Vice President      M. Boedeker
Vice  Pres.         J. Brom           VP & Dir.           G. Smith              Vice President      J. Brom
Vice Pres.          T. Barefield                                                Vice President      S. Williams
Vice Pres.          S. Williams       VP & Dir.           D. McClure            Treasurer           D. Taney
Treasurer           D. Taney                                            --------Secy. & Dir.        R. Benedict
Secy. & Dir.        R. Benedict       Treasurer           K. Jaeger             Director            R. Love
Director            R. Love                                                     Director            G. Castrucci
Director            G. Castrucci      Secretary           M. Haverkamp          Director            G. Vredeveld
Director            G. Vredeveld                                                Sr. VP              T. Barefield



---------------------------------     --------------------------------            ---------------------------------

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Organization Chart showing the relationships among the Depositor, the Registrant and their affiliated entities is on page 4A hereof.

ITEM 27. NUMBER OF CONTRACTOWNERS


As of March 31, 1998, the Registrant's contracts were owned by 8,272 owners.


ITEM 28. INDEMNIFICATION

The sixth article of the Depositor's Articles of Incorporation, as amended, provides as follows:

         Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation's request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation's request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and
         (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

         Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law. In addition, Article XII of the Depositor's Code of Regulations states as follows: If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation's request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

ITEM 29.  PRINCIPAL UNDERWRITERS

         The principal underwriter of the Registrant's securities is Ohio National Equities, Inc. ("ONEQ"). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts A and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor's subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust; and ONE Fund, Inc., an open-end investment company of the management type.

The directors and officers of ONEQ are:

      Name                                 Position with ONEQ
      David B. O'Maley                     Chairman and Director
      John J. Palmer                       President & Chief Executive Officer and Director
      Thomas A. Barefield                  Senior Vice President
      Trudy K. Backus                      Vice President and Director
      Joni L. Dunn                         Vice President and Compliance Officer
      Ronald L. Benedict                   Secretary and Director

      Barbara A. Turner                    Treasurer

      James I. Miller II                   Vice President and Director


The principal business address of each of the foregoing is One Financial Way, Cincinnati, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant:

Net Underwriting               Compensation
Discounts and                  on Redemption                  Brokerage
Commissions                    or Annuitization               Commissions            Compensation
-----------                    ----------------               -----------            ------------

$1,097,297                     None                           None                   None



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1)      Journals and other records of original entry:

         The Ohio National Life Insurance Company ("Depositor")
         One Financial Way
         Cincinnati, Ohio  45242

        Star Bank, N.A. ("Custodian")
        425 Walnut Street
        Cincinnati, Ohio 45202

(2)     General and auxiliary ledgers:

        Depositor and Custodian

(3)     Securities records for portfolio securities:

        Custodian

(4)     Corporate charter, by-laws and minute books:

        Registrant has no such documents.

(5)     Records of brokerage orders:

        Not applicable.

(6)     Records of other portfolio transactions:

        Custodian

(7)     Records of options:

        Not applicable

(8)     Records of trial balances:

        Custodian

(9)     Quarterly records of allocation of brokerage orders and commissions:

        Not applicable

(10)    Records identifying persons or group authorizing portfolio transactions:

        Depositor

(11)    Files of advisory materials:

        Not applicable

(12)    Other records

        Custodian and Depositor

ITEM 3L.  MANAGEMENT SERVICES

Not applicable.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS


Representation pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, was furnished in the Registrant's Form N-4, Post-effective Amendment no. 9, on April 25, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account B certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on this 23rd day of April, 1998.



                             OHIO NATIONAL VARIABLE ACCOUNT B
                                       (Registrant)

                             By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By  /s/ John J. Palmer
                               -------------------------------------------
                               John J. Palmer, Senior Vice President,
                                             Strategic Initiatives

Attest:
       /s/ Ronald L. Benedict
_________________________________
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Cincinnati and the State of Ohio on the 23rd day of April, 1998.

                             THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                            (Depositor)


                             By /s/ John J. Palmer
                               _______________________________________________
                               John J. Palmer, Senior Vice President,
                                         Strategic Initiatives

Attest:


/s/ Ronald L. Benedict
----------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                    Title                         Date
---------                                    -----                         ----
 /s/David B. O'Maley                        Chairman, President,          April 23, 1998
 ---------------------                      Chief Executive Officer
 David B. O'Maley                           and Director

*s/ Neil A. Armstrong                       Director                      April 23, 1998
----------------------
 Neil A. Armstrong

*/s/Dale P. Brown                           Director                      April 23, 1998
 ---------------------
 Dale P. Brown


*/s/Jack E. Brown                           Director                      April 23, 1998
 ---------------------
 Jack E. Brown


*/s/William R. Burleigh                     Director                      April 23, 1998
 ---------------------
 William R. Burleigh


*/s/Victoria B. Buyniski                    Director                      April 23, 1998
 ----------------------
 Victoria B. Buyniski


*/s/Raymond R. Clark                        Director                      April 23, 1998
 ----------------------
 Raymond R. Clark


*/s/Alvin H. Crawford                       Director                      April 23, 1998
 ----------------------
 Alvin H. Crawford


*/s/Bannus B. Hudson                        Director                      April 23, 1998
 ----------------------
 Bannus B. Hudson


*/s/Charles S. Mechem, Jr.                  Director                      April 23, 1998
 ----------------------
 Charles S. Mechem, Jr.


                                            Director
 ----------------------
 James F. Orr



*/s/Oliver W. Waddell                       Director                      April 23, 1998
 ----------------------
 Oliver W. Waddell






*By /s/ John J. Palmer
-------------------------
   John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.

                         INDEX OF CONSENTS AND EXHIBITS

                                                        Page Number in
Exhibit                                                 Sequential
Number        Description                               Numbering System
------        -----------                               ----------------


              Consent of KPMG Peat Marwick LLP



                         INDEPENDENT AUDITOR'S CONSENT



The Board of Directors
The Ohio National Life Insurance Company

The Contract Owners

Ohio National Variable Account B:


We consent to the inclusion of our reports included herein and to the reference to our firm under the heading "Independent Certified Public Accountants" in the Statement of Additional Information.


                                                           KPMG Peat Marwick LLP




Cincinnati, Ohio

April 23, 1998